June  29,  1999


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Flexible  Yield  Series  I,  II,  and  III
Blended  Asset  Series  I
Blended  Asset  Series  II
Defensive  Series
Maximum  Horizon  Series
Tax  Managed  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 1999. The reports include information about the Series performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/S/ Amy J. Willims

Amy  J.  Williams
Fund  Services  Manager



EXETER  FUND,  INC.

FLEXIBLE  YIELD  SERIES  1
SEMI-ANNUAL  REPORT
APRIL  30,  1999

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

A few years ago there was a successful beer campaign based on the slogan "it doesn't get any better than this". Looking back six months, the same could have been said about the U.S. fixed income markets. At that time, the consensus forecast for world Gross Domestic Product ("GDP") growth was rather bleak, inflation pressures were non-existent, and the supply and demand situation, at least as far as the U.S. bond market was concerned, was as good as it had been in 30+ years. Unfortunately the financial markets are in a perpetual state of flux, and what had been a very friendly fixed income environment had turned decidedly unfriendly by the end of April.

In the early fall, the one "oasis of economic prosperity" was the U.S. However, even the U.S. was showing signs of strain. GDP growth during the second and third quarter of 1998 had slowed relative to the preceding quarters. Nervousness about the state of our trading partner's economies had many investors concerned about net exports and the degree to which they would act as a drag on U.S. growth. The Pacific Rim was showing no signs of escaping from its financial problems, Russia had effectively defaulted on its debts, and Latin America was beginning to be consumed by what was frequently referred to as the "Asian contagion". What a difference six months makes. The U.S. economy, driven by consumer spending and shrugging off a deteriorating trade balance, has put together two exceptionally strong quarters of economic growth. There have been nascent signs of growth in some Pacific Rim countries, Russia has stopped the bleeding, and Latin America has not suffered anywhere near the economic pain originally anticipated.

As for the inflation environment, what had been a positive six months ago had turned into a negative by the end of April. Last fall and into the winter, commodity prices had fallen so far that in many instances they were below their cost of production. While that helped pull down the rate of inflation at that time, prices were so low, they had nowhere to go but up -- especially with the modest improvement in the economies of some of the emerging markets. The fear at this time is that rising commodity prices will translate into higher inflation; therefore, interest rates have ratcheted higher.

Some clouds have even started to develop regarding the bond market's supply and demand dynamics. It is not so much that the story has changed; the U.S. is still enjoying budget surpluses outside of Social Security in the neighborhood of $100 billion. Unfortunately, the trend of increasingly higher surplus predictions appears to have ended at the same time that the U.S. defense spending is picking up due to NATO's actions in Kosovo. Granted the expenditures have been a small percentage of our total defense budget, but it is concern nonetheless, and a concern that did not exist six months ago.

With the change in the fixed income environment, interest rates moved higher, especially on bonds with maturities in the 2 to 10 year range. Rates on short-term bonds were relatively stable, up about 20 basis points (0.20%). As one moved toward longer-term bonds, the rate increases grew. One-year bills saw their interest rates rise by about 60 basis points (0.60%), two year note yields were up just under 95 basis points (0.95%), and five year note yields were up a touch more than that. Among longer-term bonds, 10-year bond yields rose by about 75 basis points (0.75%), and thirty-year bond yields were up by about 50 basis points (0.50%). The net effect of these rate increases was a negative total return in the U.S. Treasury market. The non-U.S. Treasury sectors of the investment grade market performed better. U.S. agency securities were modestly positive, corporate bonds returned just under 2%, and mortgages performed the best, returning about 2.25% for the six-month period ending April 30.

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

The Flexible Yield Series I was not immune from the adverse bond market environment. Our emphasis on high quality and extended duration has been a winning strategy in recent years, but did not help over the past six months.
Periods of underperformance will happen as the cyclical factors exert their influence. Investors should always remember that inflation, and interest rates for that matter, will never move lower and simply stay there. On the contrary, there have been, and will continue to be, cyclical pressures that push inflation and interest rates both higher and lower. However, the non-cyclical factors that drove inflation lower over the last 15+ years remain in firmly place. As a result, long-term investment decisions should continue to be based on the expectation of a benign inflation environment. That means cyclical increases in inflation and the associated spikes in interest rates may present buying opportunities. Conversely, significant dips in rates will be viewed as opportunities to sell. That is the long-term investment perspective that has driven, and continues to drive, the fixed income investment process at Manning & Napier.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

Exeter  Asset  Management


[graphic]
<pie  chart>
Data  for  pie  chart  to  follow

Effective  Maturity  -  As  of  4/30/99:


Less than 1 Year.  11%
1-2 Years . . . .  20%
2-3 Years . . . .  22%
3-4 Years . . . .  24%
More than 4 Years  23%


Performance  Update  as  of  April  30,  1999  (unaudited)

Exeter  Fund,  Inc.  -  Flexible  Yield  Series  1




                                 Total Return
                Growth of $10,000                  Average
Through 4/30/99 Investment          Cumulative     Annual
One Year. .     $           10,471          4.71%     4.71%
Five Year .     $           13,134         31.34%     5.60%
Inception 1     $           12,911         29.11%     5.03%


Merrill  Lynch  -  U.S.  Treasury  Short-Term  Index


                                 Total Return
                   Growth of $10,000                  Average
 Through 4/30/99   Investment          Cumulative     Annual
One Year. .        $           10,592          5.92%     5.92%
Five Year .        $           13,613         36.13%     6.36%
Inception 1        $           13,460         34.60%     5.87%


The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield
Series I from its inception (2/15/94) to present (4/30/99) as compared to the Merrill
Lynch  U.S.  Treasury  Short-Term  Index.2

[graphic]
<line  chart>
Data  for  line  chart  to  follow:



          Exeter Fund, Inc.   Merrill Lynch
           Flexible Yield     U.S. Treasury
              Series 1       Short-Term Index
02/15/94             10,000            10,000
12/31/94              9,924            10,030
12/31/95             10,995            11,133
10/31/96             11,441            11,598
10/31/97             12,025            12,350
10/31/98             12,935            13,302
04/30/99             12,911            13,460



1 The Series and Index performance are calculated from February 15, 1994, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Merrill Lynch U.S. Treasury Short-Term Index is a market value weighted measure of approximately 54 U.S. Treasury Securities.
The Index is comprised of U.S. Treasury securities with maturities greater than one year but less than three years. The Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  1999  (unaudited)


                                          PRINCIPAL        VALUE
                                        AMOUNT/SHARES    (NOTE 2)
U.S. TREASURY SECURITIES - 88.06%
U.S. TREASURY NOTES
U.S.Treasury Note, 6.00%, 6/30/1999. .  $       40,000  $   40,088
U.S.Treasury Note, 5.625%, 12/31/1999.          20,000      20,100
U.S.Treasury Note, 6.875%, 3/31/2000 .          30,000      30,525
U.S.Treasury Note, 6.75%, 4/30/2000. .          20,000      20,344
U.S.Treasury Note, 4.50%, 9/30/2000. .         150,000     148,875
U.S.Treasury Note, 4.625%, 12/31/2000.          80,000      79,450
U.S.Treasury Note, 6.25%, 4/30/2001. .          15,000      15,328
U.S.Treasury Note, 5.625%, 5/15/2001 .          20,000      20,206
U.S.Treasury Note, 6.625%, 6/30/2001 .          40,000      41,225
U.S.Treasury Note, 6.375%, 9/30/2001 .          50,000      51,391
U.S.Treasury Note, 6.25%, 10/31/2001 .          80,000      82,075
U.S.Treasury Note, 6.125%, 12/31/2001.          65,000      66,564
U.S.Treasury Note, 6.25%, 1/31/2002. .          40,000      41,100
U.S.Treasury Note, 6.25%, 6/30/2002. .          15,000      15,445
U.S.Treasury Note, 6.00%, 7/31/2002. .          40,000      40,900
U.S.Treasury Note, 5.875%, 9/30/2002 .          50,000      50,969
U.S.Treasury Note, 5.625%, 12/31/2002.         140,000     141,663
U.S.Treasury Note, 5.50%, 1/31/2003. .          65,000      65,528
U.S.Treasury Note, 5.50%, 3/31/2003. .          25,000      25,203
U.S.Treasury Note, 5.375%, 6/30/2003 .         175,000     175,656
U.S.Treasury Note, 4.25%, 11/15/2003 .         150,000     144,000
                                                        -----------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $1,332,508)                          1,316,635
                                                        -----------

SHORT-TERM INVESTMENTS - 11.08%
U.S. Treasury Bill, 11/12/99 . . . . .          50,000      48,862
U.S. Treasury Bill, 3/2/2000 . . . . .          50,000      48,087
Dreyfus Treasury Cash Management Fund.          68,682      68,682
                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $165,631)                              165,631
                                                        -----------


TOTAL INVESTMENTS - 99.14%
   (Identified Cost $1,498,139)                          1,482,266

OTHER ASSETS, LESS LIABILITIES - 0.86%                      12,893
                                                        -----------

NET ASSETS - 100%                                       $1,495,159
                                                        ===========


The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  April  30,  1999  (unaudited)

FEDERAL  TAX  INFORMATION:

At April 30, 1999, the net unrealized depreciation based on identified cost for federal income tax purposes of $ 1,498,139 was as follows:





Unrealized appreciation . . .  $   3,890

Unrealized depreciation . . .    (19,763)
                               ----------
UNREALIZED DEPRECIATION - NET   ($15,873)
                               ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Statement  of  Assets  and  Liabilities  (unaudited)



APRIL 30, 1999

ASSETS:

Investments, at value (identified cost $1,498,139)(Note 2)  $1,482,266
Interest receivable. . . . . . . . . . . . . . . . . . . .      17,691
Receivable from investment advisor (Note 3). . . . . . . .       8,165
                                                            -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   1,508,122
                                                            -----------


LIABILITIES:

Accrued Directors' fees (Note 3) . . . . . . . . . . . . .       3,611
Transfer agent fees payable (Note 3) . . . . . . . . . . .         163
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       3,639
Other payables and accrued expenses. . . . . . . . . . . .       5,550
                                                            -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      12,963
                                                            -----------

NET ASSETS FOR 144,997 SHARES OUTSTANDING. . . . . . . . .  $1,495,159
                                                            ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    1,450
Additional paid-in-capital . . . . . . . . . . . . . . . .   1,502,436
Undistributed net investment income. . . . . . . . . . . .       9,171
Accumulated net realized loss on investments . . . . . . .      (2,025)
Net unrealized depreciation on investments . . . . . . . .     (15,873)
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $1,495,159
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
($1,495,159/144,997 shares). . . . . . . . . . . . . . . .  $    10.31
                                                            ===========


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statement  of  Operations  (unaudited)



FOR THE SIX MONTHS ENDED APRIL 30, 1999

INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 32,951
                                                          ---------


EXPENSES:

Management fee (Note 3). . . . . . . . . . . . . . . . .     2,376
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     3,571
Transfer agent fees (Note 3) . . . . . . . . . . . . . .       163
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .     4,853
Custodian fee. . . . . . . . . . . . . . . . . . . . . .       449
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     3,882
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .    15,294

Less Reduction of Expenses (Note 3). . . . . . . . . . .   (10,542)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     4,752
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    28,199
                                                          ---------


REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Net realized loss on investments (identified cost basis)    (1,181)
Net change in unrealized depreciation on investments . .   (29,886)
                                                          ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (31,067)
                                                          ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .   ($2,868)
                                                          =========


The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Statements  of  Changes  in  Net  Assets



                                                        For the Six
                                                        Months Ended   For the
                                                        4/30/99        Year Ended
                                                        (unaudited)    10/31/98
                                                       --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income . . . . . . . . . . . . . . . .  $      28,199   $    29,614
Net realized gain (loss) on investments . . . . . . .         (1,181)        5,788
Net change in unrealized appreciation
   (depreciation) on investments. . . . . . . . . . .        (29,886)        6,173
                                                       --------------  ------------

Net increase (decrease) from operations . . . . . . .         (2,868)       41,575
                                                       --------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . . . . . .        (27,208)      (32,409)
From net realized gain on investments . . . . . . . .         (3,806)           --
                                                       --------------  ------------

Total distributions to shareholders . . . . . . . . .        (31,014)      (32,409)
                                                       --------------  ------------

CAPITAL STOCK ISSUED AND
   REPURCHASED:

Net increase from capital share transactions (Note 5)        385,172       484,871
                                                       --------------  ------------

Net increase in net assets. . . . . . . . . . . . . .        351,290       494,037


NET ASSETS:

Beginning of period . . . . . . . . . . . . . . . . .      1,143,869       649,832
                                                       --------------  ------------

END OF PERIOD (including undistributed net
investment income of $9,171, and $8,180
respectively) . . . . . . . . . . . . . . . . . . . .  $   1,495,159   $ 1,143,869
                                                       ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Financial  Highlights




                                                                                                                 FOR THE
                                            FOR THE SIX                                                          PERIOD
                                            MONTHS         FOR THE     FOR THE       FOR THE TEN     FOR THE            2/15/94
                                            ENDED          YEAR        YEAR ENDED    MONTHS ENDED    YEAR         (COMMENCEMENT
                                                 4/30/99   ENDED                                     ENDED       OF OPERATIONS)
                                              (UNAUDITED)   10/31/98      10/31/97        10/31/96    12/31/95   TO 12/31/94
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD . .  $      10.58   $   10.39   $     10.27   $       10.26   $    9.69   $        10.00
                                            -------------  ----------  ------------  --------------  ----------  ---------------

Income from investment operations:
   Net investment income*. . . . . . . . .         0.204       0.468         0.505           0.411       0.464            0.241
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .        (0.224)      0.289         0.099          (0.101)      0.566           (0.317)
                                            -------------  ----------  ------------  --------------  ----------  ---------------

Total from investment operations . . . . .        (0.020)      0.757         0.604           0.310       1.030           (0.076)
                                            -------------  ----------  ------------  --------------  ----------  ---------------

Less distributions to shareholders:
   From net investment income. . . . . . .        (0.217)     (0.567)       (0.456)         (0.300)     (0.460)          (0.234)
   From net realized gain on investments .        (0.033)         --        (0.028)             --          --               --
                                            -------------  ----------  ------------  --------------  ----------  ---------------
   Total distributions to shareholders . .        (0.250)     (0.567)       (0.484)         (0.300)     (0.460)          (0.234)
                                            -------------  ----------  ------------  --------------  ----------  ---------------

NET ASSET VALUE - END OF PERIOD. . . . . .  $      10.31   $   10.58   $     10.39   $       10.27   $   10.26   $         9.69
                                            =============  ==========  ============  ==============  ==========  ===============

Total return 1 . . . . . . . . . . . . . .        (0.19)%       7.57%         6.07%           3.11%      10.79%          (0.76)%

Ratios (to average net assets) /
Supplemental Data:
    Expenses*. . . . . . . . . . . . . . .        0.70%2        0.70%         0.70%         0.70%2        0.70%          0.70%2
    Net investment income* . . . . . . . .        4.15%2        5.04%         5.29%         5.25%2        4.99%          4.41%2

Portfolio turnover . . . . . . . . . . . .            30%         53%           77%             36%         60%              38%

NET ASSETS - END OF PERIOD
 (000's omitted) . . . . . . . . . . . . .  $      1,495   $   1,144   $       650   $         493   $     256   $          231
                                            =============  ==========  ============  ==============  ==========  ===============




* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994, 1995, and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $ 0.128  $0.116   $0.206   $ 0.270  $0.297   $ 0.143

Ratios (to average net assets):
    Expenses. . . . . . . . . .   2.25%2    4.49%    3.83%   2.50%2    2.50%   2.50%2
    Net investment income . . .   2.60%2    1.25%    2.16%   3.45%2    3.19%   2.61%2





Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
     Flexible Yield Series I (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Flexible Yield Series I Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost,which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTION  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

MULTIPLE  CLASSES  OF  SHARES  OF  BENEFICIAL  INTEREST
The Series is authorized to issue five classes of shares (Class A, Class B, Class, C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.35% of the Series' average daily net assets. The fee amounted to $2,376 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $8,166 for the six months ended April 30, 1999, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

Notes  to  Financial  Statements  (unaudited)

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $163 for the six months ended April 30, 1999.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of United States Government securities, other than short-term securities, were $675,908 and $351,830, respectively, for the six months ended April 30, 1999.

5.     CAPITAL  STOCK  TRANSACTIONS
Transactions  in  shares  of  Flexible Yield Series I Class A Common Stock were:




              For the Six Months                For the Year
                     Ended                          Ended
                    4/30/99                       10/31/98
              -------------------               -------------

              Shares               Amount       Shares         Amount
              -------------------  -----------  -------------  ------------

Sold . . . .              98,527   $1,026,691        139,912   $ 1,458,457
Reinvested .               2,996       31,014          3,160        32,409
Repurchased.             (64,652)    (672,533)       (97,485)   (1,005,995)
              -------------------  -----------  -------------  ------------
Net increase              36,871   $  385,172         45,587   $   484,871
              ===================  ===========  =============  ============




The Advisor owned 13,286 shares on April 30, 1999 and 12,971 shares on October 31, 1998.

6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

Exeter  Fund,  Inc.

Semi-Annual  Report
April  30,  1999

Flexible  Yield  Series  II

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

A few years ago there was a successful beer campaign based on the slogan "it doesn't get any better than this". Looking back six months, the same could have been said about the U.S. fixed income markets. At that time, the consensus forecast for world Gross Domestic Product ("GDP") growth was rather bleak, inflation pressures were non-existent, and the supply and demand situation, at least as far as the U.S. bond market was concerned, was as good as it had been in 30+ years. Unfortunately the financial markets are in a perpetual state of flux, and what had been a very friendly fixed income environment had turned decidedly unfriendly by the end of April.

In the early fall, the one "oasis of economic prosperity" was the U.S. However, even the U.S. was showing signs of strain. GDP growth during the second and third quarter of 1998 had slowed relative to the preceding quarters. Nervousness about the state of our trading partners' economies had many investors concerned about net exports and the degree to which they would act as a drag on U.S. growth. The Pacific Rim was showing no signs of escaping from its financial problems, Russia had effectively defaulted on its debts, and Latin America was beginning to be consumed by what was frequently referred to as the "Asian contagion". What a difference six months makes. The U.S. economy, driven by consumer spending and shrugging off a deteriorating trade balance, has put together two exceptionally strong quarters of economic growth. There have been nascent signs of growth in some Pacific Rim countries, Russia has stopped the bleeding, and Latin America has not suffered anywhere near the economic pain originally anticipated.

As for the inflation environment, what had been a positive six months ago had turned into a negative by the end of April. Last fall and into the winter, commodity prices had fallen so far that in many instances they were below their cost of production. While that helped pull down the rate of inflation at that time, prices were so low, they had nowhere to go but up -- especially with the modest improvement in the economies of some of the emerging markets. The fear at this time is that rising commodity prices will translate into higher inflation; therefore, interest rates have ratcheted higher.

Some clouds have even started to develop regarding the bond market's supply and demand dynamics. It is not so much that the story has changed; the U.S. is still enjoying budget surpluses outside of Social Security in the neighborhood of $100 billion. Unfortunately, the trend of increasingly higher surplus predictions appears to have ended at the same time that the U.S. defense spending is picking up due to NATO's actions in Kosovo. Granted the expenditures have been a small percentage of our total defense budget, but it is concern nonetheless, and a concern that did not exist six months ago.

With the change in the fixed income environment, interest rates moved higher, especially on bonds with maturities in the 2 to 10 year range. Rates on short-term bonds were relatively stable, up about 20 basis points (0.20%). As one moved toward longer-term bonds, the rate increases grew. One-year bills saw their interest rates rise by about 60 basis points (0.60%), two year note yields were up just under 95 basis points (0.95%), and five year note yields were up a touch more than that. Among longer-term bonds, 10-year bond yields rose by about 75 basis points (0.75%), and thirty-year bond yields were up by about 50 basis points (0.50%). The net effect of these rate increases was a negative total return in the U.S. Treasury market. The non-U.S. Treasury sectors of the investment grade market performed better. U.S. agency securities were modestly positive, corporate bonds returned just under 2%, and mortgages performed the best, returning about 2.25% for the six-month period ending April 30.

Management  Discussion  and  Analysis  (unaudited)

The Flexible Yield Series II was not immune from the adverse bond market environment. Our emphasis on high quality and extended duration has been a winning strategy in recent years, but did not help over the past six months.
Periods of underperformance will happen as the cyclical factors exert their influence. Investors should always remember that inflation, and interest rates for that matter, will never move lower and simply stay there. On the contrary, there have been, and will continue to be, cyclical pressures that push inflation and interest rates both higher and lower. However, the non-cyclical factors that drove inflation lower over the last 15+ years remain in firmly place. As a result, long-term investment decisions should continue to be based on the expectation of a benign inflation environment. That means cyclical increases in inflation and the associated spikes in interest rates may present buying opportunities. Conversely, significant dips in rates will be viewed as opportunities to sell. That is the long-term investment perspective that has driven, and continues to drive, the fixed income investment process at Manning & Napier.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

Exeter  Asset  Management

Effective  Maturity  -  As  of  4/30/99
[graphic]
<pie  chart>
Data  for  pie  chart  to  follow:



Less than 1 year -.   7%
1-2 years - . . . .   4%
2-3 years - . . . .  26%
3-5 years - . . . .  17%
5-7 years - . . . .  21%
More than 7 years -  25%

Performance  Update  as  of  April  30,  1999  (unaudited)

Exeter  Fund,  Inc.  Flexible  Yield  Series  II



                                 Total Return
                   Growth of $10,000                     Average
Through 4/30/99    Investment             Cumulative     Annual
One Year. .        $           10,579          5.79%     5.79%
Five Year .        $           13,897         38.97%     6.80%
Inception 1        $           13,286         32.86%     5.61%



Merrill  Lynch  Corporate/Government  Intermediate  Index





                                 Total Return
                   Growth of $10,000                  Average
Through  4/30/99   Investment          Cumulative     Annual
One Year. .        $           10,644          6.44%     6.44%
Five Year .        $           14,194         41.94%     7.25%
Inception 1        $           13,785         37.85%     6.36%



The  value  of  a  $10,000  investment  in  the
Exeter  Fund,  Inc.  -  Flexible  Yield
Series  II  from  its  inception  (2/15/94)  to
present  (4/30/99)  as  compared  to  the  Merrill
Lynch  Corporate/Government  Intermediate
Index.  2

[graphic]
<line  chart>
Data  for  line  chart  to  follow:




             Exeter Fund, Inc.      Merrill Lynch Government/Corporate
          Flexible Yield Series II          Intermediate Index
02/15/94                    10,000                              10,000
12/31/94                     9,531                               9,799
12/31/95                    11,182                              11,301
10/31/96                    11,336                              11,672
10/31/97                    12,199                              12,560
10/31/98                    13,392                              13,715
04/30/99                     13286                               13785



1 The Series and Index performance are calculated from February 15, 1994, the Series' inception date. The Series performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Intermediate Index is a market value weighted measure of approximately 4,800 corporate and government bonds. The Index is comprised of investment grade bonds with maturities greater than one year but less than ten years. The Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  1999  (unaudited)



                                                                         PRINCIPAL AMOUNT/     VALUE
                                                                               SHARES        (NOTE 2)
U.S. TREASURY SECURITIES - 97.58%
U.S. TREASURY NOTES - 95.36%
U.S. Treasury Note, 6.00%, 6/30/1999. . . . . . . . . . . . . . . . . .  $           20,000  $ 20,044
U.S. Treasury Note, 5.50%, 3/31/2000. . . . . . . . . . . . . . . . . .              20,000    20,106
U.S. Treasury Note, 6.125%, 9/30/2000 . . . . . . . . . . . . . . . . .              25,000    25,359
U.S. Treasury Note, 5.625%, 5/15/2001 . . . . . . . . . . . . . . . . .              55,000    55,567
U.S. Treasury Note, 7.875%, 8/15/2001 . . . . . . . . . . . . . . . . .              30,000    31,763
U.S. Treasury Note, 6.25%, 10/31/2001 . . . . . . . . . . . . . . . . .              25,000    25,649
U.S. Treasury Note, 6.25%, 1/31/2002. . . . . . . . . . . . . . . . . .              50,000    51,375
U.S. Treasury Note, 6.25%, 6/30/2002. . . . . . . . . . . . . . . . . .              45,000    46,336
U.S. Treasury Note, 6.25%, 2/15/2003. . . . . . . . . . . . . . . . . .              40,000    41,350
U.S. Treasury Note, 5.375%, 6/30/2003 . . . . . . . . . . . . . . . . .              20,000    20,075
U.S. Treasury Note, 7.25%, 5/15/2004. . . . . . . . . . . . . . . . . .             100,000   108,531
U.S. Treasury Note, 5.625%, 2/15/2006 . . . . . . . . . . . . . . . . .              25,000    25,328
U.S. Treasury Note, 6.50%, 10/15/2006 . . . . . . . . . . . . . . . . .              75,000    79,922
U.S Treasury Note, 5.625%, 5/15/2008. . . . . . . . . . . . . . . . . .              35,000    35,503
U.S Treasury Note, 4.75%, 11/15/2008. . . . . . . . . . . . . . . . . .              25,000    23,875
                                                                                             ---------

TOTAL U.S. TREASURY NOTES
(Identified Cost $586,276)                                                                    610,783
                                                                                             ---------

U.S. TREASURY STRIPS - 2.22%
Principal only- Interest stripped, 5/15/2009  (Identified Cost $14,313)              25,000    14,225
                                                                                             ---------


TOTAL U.S. TREASURY SECURITIES
(Identified Cost $600,589)                                                                    625,008
                                                                                             ---------

SHORT-TERM INVESTMENTS - 1.41%
Dreyfus Treasury Cash Management Fund
(Identified Cost $9,060). . . . . . . . . . . . . . . . . . . . . . . .               9,060     9,060
                                                                                             ---------

TOTAL INVESTMENTS - 98.99%
(Identified Cost $609,649)                                                                    634,068

OTHER ASSETS, LESS LIABILITIES - 1.01%                                                          6,433
                                                                                             ---------

NET ASSETS - 100%                                                                            $640,501
                                                                                             =========


FEDERAL  TAX  INFORMATION:
At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $609,649 was as follows:



Unrealized appreciation . . .  $25,869
Unrealized depreciation . . .   (1,450)
                               --------

UNREALIZED APPRECIATION - NET  $24,419
                               ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Statement  of  Assets  and  Liabilities  (unaudited)


APRIL 30, 1999

ASSETS:

Investments, at value (identified cost $609,649)(Note 2)  $634,068
Interest receivable. . . . . . . . . . . . . . . . . . .    10,445
Receivable from investment advisor (Note 3). . . . . . .    10,030
                                                          --------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . .   654,543
                                                          --------

LIABILITIES:

Accrued Directors' fees (Note 3) . . . . . . . . . . . .     3,611
Transfer Agent fees payable (Note 3) . . . . . . . . . .        77
Audit fee payable. . . . . . . . . . . . . . . . . . . .     4,052
Other payables and accrued expenses. . . . . . . . . . .     6,302
                                                          --------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . .    14,042
                                                          --------

NET ASSETS FOR 63,797 SHARES OUTSTANDING . . . . . . . .  $640,501
                                                          ========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . .  $    638
Additional paid-in-capital . . . . . . . . . . . . . . .   610,377
Undistributed net investment income. . . . . . . . . . .     4,729
Accumulated net realized gain on investments . . . . . .       338
Net unrealized appreciation on investments . . . . . . .    24,419
                                                          --------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . .  $640,501
                                                          ========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE ($640,501/63,797 SHARES). . .  $  10.04
                                                          ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Statement  of  Operations  (unaudited)
For  the  Six  Months  Ended  April  30,  1999



INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 18,873
                                                          ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     1,452
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     3,571
Transfer Agent fees (Note 3) . . . . . . . . . . . . . .        77
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .     4,738
Custodian fee. . . . . . . . . . . . . . . . . . . . . .       273
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     3,954
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .    14,065

Less Reduction of Expenses (Note 3). . . . . . . . . . .   (11,482)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     2,583
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    16,290
                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)       646
Net change in unrealized appreciation on investments . .   (21,536)
                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (20,890)
                                                          ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $ (4,600)
                                                          =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statements  of  Changes  in  Net  Assets



                                                        FOR THE SIX
                                                        MONTHS ENDED    FOR THE
                                                              4/30/99   YEAR ENDED
                                                           (UNAUDITED)     10/31/98
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $      16,290   $    30,570
Net realized gain on investments . . . . . . . . . . .            646         5,805
Net change in unrealized appreciation
 on investments. . . . . . . . . . . . . . . . . . . .        (21,536)       18,765
                                                        --------------  ------------

Net increase (decrease) from operations. . . . . . . .         (4,600)       55,140
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .        (19,368)      (31,969)
From net realized gain on investments. . . . . . . . .         (5,048)       (4,875)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .        (24,416)      (36,844)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital
   Share transactions (Note 5) . . . . . . . . . . . .        (29,812)      (37,191)
                                                        --------------  ------------

Net decrease in net assets . . . . . . . . . . . . . .        (58,828)      (18,895)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .        699,329       718,224
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
   Income of $4,729 and $7,807, respectively). . . . .  $     640,501   $   699,329
                                                        ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Financial  Highlights



                                                      FOR THE       FOR THE     FOR THE
                                                      SIX MONTHS    YEAR        YEAR
                                                      ENDED         ENDED       ENDED
                                                          4/30/99    10/31/98    10/31/97
                                                       (UNAUDITED)
                                                      ------------  ----------   ---------

Per share data
(for a share outstanding
Throughout Each period):

NET ASSET VALUE -BEGINNING  OF PERIOD. . . . . . . .  $     10.50   $   10.23   $   10.10
                                                      ------------  ----------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .        0.259       0.575       0.523
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .       (0.340)      0.378       0.212
                                                      ------------  ----------  ----------

Total from investment operations . . . . . . . . . .       (0.081)      0.953       0.735
                                                      ------------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .       (0.302)     (0.589)     (0.597)
   From net realized gain on investments . . . . . .       (0.077)     (0.094)     (0.008)
                                                      ------------  ----------  ----------

Total distributions to shareholders. . . . . . . . .       (0.379)     (0.683)     (0.605)
                                                      ------------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $     10.04   $   10.50   $   10.23
                                                      ============  ==========  ==========

Total return 1 . . . . . . . . . . . . . . . . . . .       (0.80%)       9.78%       7.61%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .       0.80%2        0.80%       0.80%
    Net investment income* . . . . . . . . . . . . .       5.05%2        5.21%       5.46%

Portfolio turnover . . . . . . . . . . . . . . . . .           15%         31%         58%

NET ASSETS - END OF PERIOD
   (000's omitted) . . . . . . . . . . . . . . . . .  $       641   $     699   $     718
                                                      ============  ==========  ==========






                                                                                FOR THE PERIOD
                                                      FOR THE       FOR THE      2/15/94
                                                      TEN MONTHS    YEAR        (COMMENCEMENT OF
                                                      ENDED         ENDED       OPERATIONS) TO
                                                         10/31/96    12/31/95          12/31/94
                                                      ------------  ----------  ----------------

Per share data
(for a share outstanding
Throughout Each period):

NET ASSET VALUE -BEGINNING  OF PERIOD. . . . . . . .  $     10.30   $    9.27   $         10.00
                                                      ------------  ----------  ----------------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .        0.445       0.561             0.269
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .       (0.315)      1.019            (0.738)
                                                      ------------  ----------  ----------------

Total from investment operations . . . . . . . . . .        0.130       1.580            (0.469)
                                                      ------------  ----------  ----------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .       (0.270)     (0.550)           (0.261)
   From net realized gain on investments . . . . . .       (0.060)          -                 -
                                                      ------------  ----------  ----------------

Total distributions to shareholders. . . . . . . . .       (0.330)     (0.550)           (0.261)
                                                      ------------  ----------  ----------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $     10.10   $   10.30   $          9.27
                                                      ============  ==========  ================

Total return 1 . . . . . . . . . . . . . . . . . . .         1.38%      17.33%           (4.69%)

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .       0.80%2        0.80%           0.80%2
    Net investment income* . . . . . . . . . . . . .       5.55%2        5.38%           5.40%2

Portfolio turnover . . . . . . . . . . . . . . . . .            5%         35%                0%

NET ASSETS - END OF PERIOD
   (000's omitted) . . . . . . . . . . . . . . . . .  $       481   $     438   $           396
                                                      ============  ==========  ================




*The investment advisor did not impose its management fee and paid a portion of the Series expenses.
 If these expenses had been incurred by the Series, and had 1994, 1995, and 1996, expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $ 0.076  $0.145   $0.243   $ 0.309  $0.384   $ 0.184
Ratios (to average net assets):
   Expenses . . . . . . . . . .   4.36%2    4.70%    3.72%   2.50%2    2.50%   2.50%2
   Net investment income. . . .   1.49%2    1.31%    2.54%   3.85%2    3.68%   3.70%2




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Flexible Yield Series II (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Flexible Yield Series II Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTION  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTION  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, or character reclassification between net income and net gains, or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

MULTIPLE  CLASSES  OF  SHARES  OF  COMMON  STOCK
The Series is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.          TRANSACTIONS  WITH  AFFILIATES
     The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the Advisor), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series' average daily net assets. The fee amounted to $1,452 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

     The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $10,030 for the six months ended April 30, 1999, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

Notes  to  Financial  Statements  (unaudited)

     The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $77 for the six months ended April 30, 1999.

     Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

     The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.     PURCHASES  AND  SALES  OF  SECURITIES
     Purchases and sales of United States Government securities, other than short-term securities, were $90,064 and $90,859, respectively, for the six months ended April 30, 1999.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions in shares of Flexible Yield Series II Class A Common Stock were:




              For the Six Months                       For the Year
                 Ended 4/30/99                        Ended 10/31/98
              -------------------                     ----------------
              Shares               Amount            Shares    Amount
              -------------------  ----------------  --------  ----------
Sold . . . .               5,483   $        55,351    21,299   $ 218,417
Reinvested .               2,400            24,415     3,668      36,844
Repurchased.             (10,695)         (109,578)  (28,563)   (292,452)
              -------------------  ----------------  --------  ----------
Net decrease              (2,812)  $       (29,812)   (3,596)  $ (37,191)
------------  ===================  ================  ========  ==========



The Advisor owned 16,312 shares on April 30, 1999 and 15,723 shares on October 31, 1998.

6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

Exeter  Fund,  Inc.

Semi-Annual  Report
April  30,  1999

Flexible  Yield  Series  III

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:
A few years ago there was a successful beer campaign based on the slogan "it doesn't get any better than this". Looking back six months, the same could have been said about the U.S. fixed income markets. At that time, the consensus forecast for world Gross Domestic Product ("GDP") growth was rather bleak, inflation pressures were non-existent, and the supply and demand situation, at least as far as the U.S. bond market was concerned, was as good as it had been in 30+ years. Unfortunately the financial markets are in a perpetual state of flux, and what had been a very friendly fixed income environment had turned decidedly unfriendly by the end of April.

In the early fall, the one "oasis of economic prosperity" was the U.S. However, even the U.S. was showing signs of strain. GDP growth during the second and third quarter of 1998 had slowed relative to the preceding quarters. Nervousness about the state of our trading partner's economies had many investors concerned about net exports and the degree to which they would act as a drag on U.S. growth. The Pacific Rim was showing no signs of escaping from its financial problems, Russia had effectively defaulted on its debts, and Latin America was beginning to be consumed by what was frequently referred to as the "Asian contagion". What a difference six months makes. The U.S. economy, driven by consumer spending and shrugging off a deteriorating trade balance, has put together two exceptionally strong quarters of economic growth. There have been nascent signs of growth in some Pacific Rim countries, Russia has stopped the bleeding, and Latin America has not suffered anywhere near the economic pain originally anticipated.

As for the inflation environment, what had been a positive six months ago had turned into a negative by the end of April. Last fall and into the winter, commodity prices had fallen so far that in many instances they were below their cost of production. While that helped pull down the rate of inflation at that time, prices were so low, they had nowhere to go but up -- especially with the modest improvement in the economies of some of the emerging markets. The fear at this time is that rising commodity prices will translate into higher inflation; therefore, interest rates have ratcheted higher.

Some clouds have even started to develop regarding the bond market's supply and demand dynamics. It is not so much that the story has changed; the U.S. is still enjoying budget surpluses outside of Social Security in the neighborhood of $100 billion. Unfortunately, the trend of increasingly higher surplus predictions appears to have ended at the same that the U.S. defense spending is picking up due to NATO's actions in Kosovo. Granted the expenditures have been a small percentage of our total defense budget, but it is concern nonetheless, and a concern that did not exist six months ago.

With the change in the fixed income environment, interest rates moved higher, especially on bonds with maturities in the 2 to 10 year range. Rates on short-term bonds were relatively stable, up about 20 basis points (0.20%). As one moved toward longer-term bonds, the rate increases grew. One-year bills saw their interest rates rise by about 60 basis points (0.60%), two year note yields were up just under 95 basis points (0.95%), and five year note yields were up a touch more than that. Among longer-term bonds, 10-year bond yields rose by about 75 basis points (0.75%), and thirty-year bond yields were up by about 50 basis points (0.50%). The net effect of these rate increases was a negative total return in the U.S. Treasury market. The non-U.S. Treasury sectors of the investment grade market performed better. U.S. agency securities were modestly positive, corporate bonds returned just under 2%, and mortgages performed the best, returning about 2.25% for the six-month period ending April 30. 1

Management  Discussion  and  Analysis  (unaudited)

The Flexible Yield Series III was not immune from the adverse bond market environment. Our emphasis on high quality and extended duration has been a winning strategy in recent years, but did not help over the past six months.
Periods of underperformance will happen as the cyclical factors exert their influence. Investors should always remember that inflation, and interest rates for that matter, will never move lower and simply stay there. On the contrary, there have been, and will continue to be, cyclical pressures that push inflation and interest rates both higher and lower. However, the non-cyclical factors that drove inflation lower over the last 15+ years remain in firmly place. As a result, long-term investment decisions should continue to be based on the expectation of a benign inflation environment. That means cyclical increases in inflation and the associated spikes in interest rates may present buying opportunities. Conversely, significant dips in rates will be viewed as opportunities to sell. That is the long-term investment perspective that has driven, and continues to drive, the fixed income investment process at Manning & Napier.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

Exeter  Asset  Management

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow:

Effective  Maturity  -  As  of  4/30/99




Less Than 1 year .   2%
1-2 Years. . . . .  11%
2-3 Years. . . . .   9%
3-5 Years. . . . .  25%
5-7 Years. . . . .  12%
7-10 Years . . . .  15%
More than 10 Years  27%




 [graphic]
<pie  chart>
Data  for  pie  chart  to  follow:

Portfolio  Composition  -  As  of  4/30/99




U.S. Treasury Securities . .  79%
Mortgage Backed Securities .  19%
Cash, equivalents, and other
Assets, less liabilities . .   2%

Performance  Update  as  of  April  30,  1999
Exeter  Fund,  Inc.  -  Flexible  Yield  Series  III



                                Total Return
                               ---------------
                Growth of $10,000
Through 4/30/99 Investment          Cumulative     Average  Annual
One Year     .  $           10,673          6.73%             6.73%
Five Year.      $           14,712         47.12%             8.02%
Inception1      $           13,872         38.72%             6.29%



Merrill  Lynch  Corporate/Government  Bond  Index




                                      Total Return
                                      -------------
                  Growth of $10,000
Through  4/30/99  Investment          Cumulative    Average Annual

One Year . . . .  $           10,641          6.41%            6.41%
Five Year. . . .  $           14,690         46.90%            7.99%
Inception1 . . .  $           14,144         41.44%            6.68%



The value of a $10,000 Investment in the Exeter Fund, Inc. - Flexible Yield Series III from its inception (10/31/98) to present (4/30/99) as compared to the Merrill Lynch Corporate/Government Bond Index.2

[graphic]
<line  chart>
Data  for  line  chart  to  follow:




              Exeter Fund, Inc.      Merrill Lynch Corporate/
Date      Flexible Yield Series III   Government Bond Index
12/20/93                     10,000                    10,000
12/31/93                      9,960                    10,013
12/31/94                      9,380                     9,686
12/31/95                     11,451                    11,532
12/31/96                     11,431                    11,778
10/31/97                     12,542                    12,832
10/31/98                     14,066                    14,158
4/30/99.                     13,872                    14,144


1 The Series and Index performance are calculated from December 20, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,600 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.
3

Investment  Portfolio  -  April  30,  1999  (unaudited)



                                                   PRINCIPAL   VALUE
                                                   AMOUNT       (NOTE 2)
U.S. TREASURY SECURITIES - 79.01%
    U.S. TREASURY BONDS - 22.29%
    U.S. Treasury Bond, 5.625%, 2/15/2006 . . . .  $   70,000  $ 70,919
    U.S. Treasury Bond, 6.875%, 8/15/2025 . . . .     155,000   174,617
                                                               ---------

    TOTAL U.S. TREASURY BONDS
    (Identified Cost $217,472)                                  245,536
                                                               ---------

    U.S. TREASURY NOTES - 56.72%
    U.S. Treasury Note, 5.50%, 3/31/2000. . . . .      20,000    20,106
    U.S. Treasury Note, 6.25%, 8/31/2000. . . . .      30,000    30,469
    U.S. Treasury Note, 5.375%, 2/15/2001 . . . .      90,000    90,478
    U.S. Treasury Note, 5.625%, 5/15/2001 . . . .      40,000    40,413
    U.S. Treasury Note, 6.25%, 6/30/2002. . . . .      50,000    51,484
    U.S. Treasury Note, 6.375%, 8/15/2002 . . . .     100,000   103,375
    U.S. Treasury Note, 5.875%, 2/15/2004 . . . .     110,000   112,819
    U.S. Treasury Note, 6.50%, 8/15/2005. . . . .      55,000    58,283
    U.S. Treasury Note, 6.25%, 2/15/2007. . . . .      50,000    52,625
    U.S. Treasury Note, 6.625%, 5/15/2007 . . . .      60,000    64,612
                                                               ---------

    TOTAL U.S. TREASURY NOTES
    (Identified Cost $598,707)                                  624,664
                                                               ---------

TOTAL U.S. TREASURY SECURITIES
    (Identified Cost $816,179)                                  870,200
                                                               ---------

U.S. GOVERNMENT AGENCIES - 19.48%
    MORTGAGE BACKED SECURITIES - 10.06%
    GNMA, Pool #224199, 9.50%, 7/15/2018. . . . .       5,853     6,308
    GNMA, Pool #299164, 9.00%, 12/15/2020 . . . .       7,376     7,873
    GNMA, Pool #376345, 9.00%, 10/15/2021 . . . .      64,913    69,278
    GNMA, Pool #376345, 6.50%, 12/15/2023 . . . .      27,502    27,345
                                                               ---------

    TOTAL MORTGAGE BACKED SECURITIES
    (Identified Cost $107,081)                                  110,804
                                                               ---------

    OTHER AGENCIES - 9.42%
    Federal National Mortgage Association Medium
    Term Note, 4.625%, 10/15/2001 . . . . . . . .      55,000    54,136
    Federal National Mortgage Association Medium
    Term Note, 5.75%, 2/15/2008 . . . . . . . . .      50,000    49,623
                                                               ---------

    TOTAL OTHER AGENCIES
    (Identified Cost $107,073)                                  103,759
                                                               ---------

TOTAL U.S. GOVERNMENT AGENCIES

   (Identified Cost $214,154)                                   214,563
                                                               ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  April  30,  1999  (unaudited)




                                                VALUE
                                        SHARES     (NOTE 2)
SHORT-TERM INVESTMENTS - 0.80%
Dreyfus Treasury Cash Management Fund
   (Identified Cost $8,761). . . . . .   8,761  $    8,761
                                                -----------

TOTAL INVESTMENTS - 99.29%
   (Identified Cost $1,039,094)                  1,093,524

OTHER ASSETS, LESS LIABILITIES - 0.71%               7,849
                                                -----------

NET ASSETS - 100%                               $1,101,373
                                                ===========




FEDERAL  TAX  INFORMATION:

At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $1,039,094 was as follows:



Unrealized appreciation . . .  $57,744

Unrealized depreciation . . .   (3,314)
                               --------

UNREALIZED APPRECIATION - NET  $54,430
                               ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Statement  of  Assets  and  Liabilities  (unaudited)
April  30,  1999




ASSETS:

Investments, at value (identified cost $1,039,094)(Note 2)  $1,093,524
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .          60
Interest receivable. . . . . . . . . . . . . . . . . . . .      13,845
Receivable from investment advisor (Note 3). . . . . . . .       7,802
                                                            ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   1,115,231
                                                            ----------


LIABILITIES:

Accrued Directors' fees (Note 3) . . . . . . . . . . . . .       3,611
Transfer Agent fees payable (Note 3) . . . . . . . . . . .         158
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       4,018
Other payables and accrued expenses. . . . . . . . . . . .       6,071
                                                            ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      13,858
                                                            ----------

NET ASSETS FOR 106,131 SHARES OUTSTANDING. . . . . . . . .  $1,101,373
                                                            ==========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    1,061
Additional paid-in-capital . . . . . . . . . . . . . . . .   1,004,405
Undistributed net investment income. . . . . . . . . . . .       8,097
Accumulated net realized gain on investments . . . . . . .      33,380
Net unrealized appreciation on investments . . . . . . . .      54,430
                                                            ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $1,101,373
                                                            ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($1,101,373/106,131 shares) . . . . . . . . . . . . . .  $    10.38
                                                            ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statement  of  Operations  (unaudited)
For  the  Six  Months  Ended  April  30,  1999




INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 37,842
                                                          ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     3,292
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     3,571
Transfer Agent fees (Note 3) . . . . . . . . . . . . . .       158
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .     4,747
Registration and filing fees . . . . . . . . . . . . . .     1,732
Custodian fee. . . . . . . . . . . . . . . . . . . . . .     1,056
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     2,135
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .    16,691

Less Reduction of Expenses (Note 3). . . . . . . . . . .   (11,094)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     5,597
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    32,245
                                                          ---------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)    33,379
Net change in unrealized appreciation on investments . .   (83,463)
                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (50,084)
                                                          ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $(17,839)
                                                          =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Statements  of  Changes  in  Net  Assets



                                                        SIX MONTHS       FOR THE
                                                        ENDED 4/30/99    YEAR ENDED
                                                            (UNAUDITED)     10/31/98
                                                        ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $       32,245   $    75,844
Net realized gain on investments . . . . . . . . . . .          33,379        41,155
Net change in unrealized appreciation on investments .         (83,463)       51,301
                                                        ---------------  ------------

Net increase (decrease) from operations. . . . . . . .         (17,839)      168,300
                                                        ---------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .         (40,663)      (77,682)
From net realized gain on investments. . . . . . . . .         (40,248)         (763)
                                                        ---------------  ------------

Total distributions to shareholders. . . . . . . . . .         (80,911)      (78,445)
                                                        ---------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share
   Transactions (Note 5) . . . . . . . . . . . . . . .        (548,548)      313,535
                                                        ---------------  ------------

Net increase (decrease) in net assets. . . . . . . . .        (647,298)      403,390

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .       1,748,671     1,345,281
                                                        ---------------  ------------

END OF PERIOD (including undistributed net investment
   income of $8,097 and $16,515, respectively) . . . .  $    1,101,373   $ 1,748,671
                                                        ===============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Financial  Highlights





                                                    FOR THE
                                                    SIX MONTHS    FOR THE     FOR THE     FOR THE
                                                    ENDED         YEAR        YEAR        TEN MONTHS
                                                        4/30/99   ENDED       ENDED       ENDED
                                                     (UNAUDITED)   10/31/98    10/31/97      10/31/96
                                                    ------------  ----------  ----------  ------------

Per share data (for a share outstanding
 throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $     11.06   $   10.41   $   10.13   $     10.51
                                                    ------------  ----------  ----------  ------------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . .        0.258       0.531       0.580         0.497
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . .       (0.403)      0.692       0.355        (0.532)
                                                    ------------  ----------  ----------  ------------
Total from investment operations . . . . . . . . .       (0.145)      1.223       0.935        (0.035)
                                                    ------------  ----------  ----------  ------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . .       (0.286)     (0.567)     (0.610)       (0.345)
   From net realized gain on investments . . . . .       (0.249)     (0.006)     (0.045)           --
                                                    ------------  ----------  ----------  ------------

Total distributions to shareholders. . . . . . . .       (0.535)     (0.573)     (0.655)       (0.345)
                                                    ------------  ----------  ----------  ------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $     10.38   $   11.06   $   10.41   $     10.13
                                                    ============  ==========  ==========  ============

Total return 1 . . . . . . . . . . . . . . . . . .       (1.37%)      12.15%       9.73%       (0.18%)

Ratios (to average net assets)/Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . .       0.85%2        0.85%       0.85%       0.85%2
Net investment income* . . . . . . . . . . . . . .       4.89%2        5.25%       5.82%       5.98%2

Portfolio turnover . . . . . . . . . . . . . . . .           19%         20%         51%            5%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $     1,101   $   1,749   $   1,345   $     1,098
                                                    ============  ==========  ==========  ============







                                                                            FOR THE PERIOD
                                                    FOR THE     FOR THE     12/20/93
                                                    YEAR        YEAR        (COMMENCEMENT
                                                    ENDED       ENDED       OF OPERATIONS)
                                                     12/31/95    12/31/94   TO 12/31/93
                                                    ----------  ----------  ----------------

Per share data (for a share outstanding
 throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $    9.11   $    9.95   $         10.00
                                                    ----------  ----------  ----------------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . .      0.582       0.262             0.010
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . .      1.393      (0.841)           (0.050)
                                                    ----------  ----------  ----------------
Total from investment operations . . . . . . . . .      1.975      (0.579)           (0.040)
                                                    ----------  ----------  ----------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . .     (0.575)     (0.261)           (0.010)
   From net realized gain on investments . . . . .         --          --                --
                                                    ----------  ----------  ----------------

Total distributions to shareholders. . . . . . . .     (0.575)     (0.261)           (0.010)
                                                    ----------  ----------  ----------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $   10.51   $    9.11   $          9.95
                                                    ==========  ==========  ================

Total return 1 . . . . . . . . . . . . . . . . . .      22.09%     (5.83%)           (0.40%)

Ratios (to average net assets)/Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . .       0.85%       0.85%           0.85%2
Net investment income* . . . . . . . . . . . . . .       6.13%       6.22%           3.85%2

Portfolio turnover . . . . . . . . . . . . . . . .          6%          1%                0%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $   1,159   $     748   $            75
                                                    ==========  ==========  ================



*The investment advisor did not impose its management fee and paid a portion of the Series expenses. If these expenses had been incurred by the Series, and had 1993, 1994 and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:




Net investment income. . . . .  $ 0.169  $0.379   $0.437   $ 0.360  $0.429   $0.192   $ 0.010
Ratios(to average net assets):
    Expenses . . . . . . . . .   2.53%2    2.35%    2.28%   2.50%2    2.46%    2.50%   2.50%2
    Net investment income. . .   3.21%2    3.75%    4.39%   4.33%2    4.52%    4.57%   2.20%2



1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Flexible Yield Series III (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Flexible Yield Series III Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

Notes  to  Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

MULTIPLE  CLASSES  OF  SHARES
The Series is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets. The fee amounted to $3,292 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $7,802 for the six months ended April 30, 1999, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the

Notes to Financial Statements (unaudited) average daily net assets at an annual rate of 0.024%; this fee amounted to $158 for the six months ended April 30, 1999.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.      PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of United States Government securities, other than short-term securities, were $240,626 and $652,260, respectively, for the six months ended April 30, 1999.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions in shares of Flexible Yield Series III Class A Common Stock were:




              For the Six Months                         For the Year
                 Ended 4/30/99                          Ended 10/31/98
              -------------------                      ----------------
                    Shares              Amount        Shares       Amount
              -------------------  ----------------  --------  --------------
Sold . . . .              23,588   $       258,563    64,913   $     701,793
Reinvested .               7,397            78,506     6,198          65,259
Repurchased.             (82,906)         (885,617)  (42,333)       (453,517)
              -------------------  ----------------  --------  --------------
Net increase             (51,921)  $      (548,548)   28,778   $     313,535
              ===================  ================  ========  ==============



The Advisor owned 12,771 shares on April 30, 1999 and 12,153 shares on October 31, 1998.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

EXETER  FUND,  INC.

BLENDED  ASSET  SERIES  1
SEMI-ANNUAL  REPORT
APRIL  30,  1999

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

In managing the Blended Asset Series I, we put emphasis on reducing volatility. This approach has led us to maintain a conservative position, with a large portion of the portfolio invested in fixed income securities. The current market environment, with market valuations in general at very high levels and rising interest rates, is a challenging one, but for the six months ending April 30, 1999 the Series has earned a solid absolute return.

One area that has contributed to our performance has been foreign stocks, which have become an increasing focus for us. An extended period of low performance in overseas markets provided the opportunity to purchase some undervalued foreign companies. Investor attitudes are now becoming more favorable toward the foreign markets, and these stocks have begun to rebound from their low valuations. We feel they will continue to recover as the low prices they reached give them plenty of room to improve before they reach normal valuation levels.

We have also seen some positive signs in oil-related stocks. The price of oil has moved up significantly, and certain other commodity prices may firm from their all-time lows. Oil prices have bounced back from lows of $10 per barrel to around $17 per barrel, and they are expected to remain stable as supply and demand fundamentals improve. We have attempted to take advantage of this trend through investments in a few oil-related companies.

In the bond market, interest rates are near their one-year highs as the economy has been somewhat stronger than expected, thus causing the bond market to be depressed in the short run. The Advisor considers this period of falling bond prices and rising yields to be a temporary back-up in the bond market, as we expect the long-term declining trend of interest rates to resume as cyclical economic pressures abate.

At a time when market valuations in general are very high, it is important to discriminate against unwarranted risk and volatility. Recognizing that the market is overvalued and the bull market is aging, and in keeping with the Series' goal of balancing growth and volatility concerns, we have continued to keep the Blended Asset Series I positioned with a conservative stock/bond allocation. We believe that our current focus on stocks with lower valuations has positioned the portfolio well for the future.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

Exeter  Asset  Management
1

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow

Asset  Allocation  -  As  of  4/30/99:




Bonds. . . . . . .  61%
Stocks . . . . . .  33%
Cash & Equivalents   6%


Performance  Update  as  of  April  30,  1999  (unaudited)

Exeter  Fund,  Inc.  -  Blended  Asset  Series  1




                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           10,591          5.91%     5.91%
Five Year .  $           17,009         70.09%    11.20%
Inception 1  $           16,569         65.69%     9.39%




The  value  of  a  $10,000  investment  in  the
Exeter  Fund,  Inc.  -  Blended
Asset  Series  I  from  its  inception  (9/15/93)
to  present  (4/30/99)  as  compared  to  the
Lehman  Brothers  Intermediate  Bond  Index
and  a  30-70  Blended  Index.  2

Lehman  Brothers  Intermediate  Bond  Index




                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           10,637          6.37%     6.37%
Five Year .  $           14,163         41.63%     7.21%
Inception 1  $           13,826         38.26%     5.93%



30  -  70  Blended  Index




                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           11,135         11.35%    11.35%
Five Year .  $           18,194         81.94%    12.71%
Inception 1  $           18,076         80.76%    11.09%



[graphic]
<line  chart>
Data  for  line  chart  to  follow:




            Exeter Fund, Inc.         Lehman Brothers      30-70 Blended
Date      Blended Asset Series 1  Intermediate Bond Index      Index

09/15/93                  10,000                   10,000         10,000
12/31/93                  10,092                   10,032         10,081
12/31/94                  10,012                    9,838          9,986
12/31/95                  12,123                   11,347         12,151
10/31/96                  12,806                   11,728         13,040
10/31/97                  14,472                   12,606         14,965
10/31/98                  15,383                   13,755         16,937
04/30/99                  16,569                   13,826         18,076



1 Performance numbers for the Series and Indices are calculated from September 15, 1993, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,800 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 30-70 Blended Index is 30% Standard & Poor's
(S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York
Stock Exchange, American Stocks Exchange, and Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                               VALUE
                                                      SHARES      (NOTE 2)
COMMON STOCK - 33.56%

AGRICULTURAL PRODUCTION - 0.04%
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . .    1,250  $   13,125
                                                               -----------

APPAREL - 0.03%
Novel Denim Holdings Ltd*. . . . . . . . . . . . . .    1,225       9,494
                                                               -----------

BUSINESS SERVICES - 1.79%
National Data Corp.
                                                       13,325     614,616
                                                      -------  -----------

CHEMICAL & ALLIED PRODUCTS - 6.84%
  BIOLOGICAL PRODUCTS - 1.69%
  Cypress Bioscience, Inc.*. . . . . . . . . . . . .   11,000      40,907
  Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .   16,575     538,688
                                                                  579,595
                                                               -----------
  PHARMACEUTICAL PREPARATIONS - 3.19%
  Orion-Yhtyma Oyj - B Shares (Finland) (Note 7) . .      630      12,663
  Mylan Laboratories, Inc. . . . . . . . . . . . . .   18,800     426,525
  Teva Pharmaceutical Industries Ltd. - ADR (Note 7)   14,300     654,225
                                                                1,093,413
                                                               -----------
  PLASTIC MATERIALS - 1.98%
  Eastman Chemical Co. . . . . . . . . . . . . . . .   12,200     679,387
                                                                2,352,395
                                                               -----------

COMMUNICATIONS - 0.05%
Granite Broadcasting Corp.*. . . . . . . . . . . . .    2,200      16,637
                                                               -----------

COMPUTER EQUIPMENT - 0.10%
Bell & Howell Co.* . . . . . . . . . . . . . . . . .      950      31,766
                                                               -----------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.01%
Apache Medical Systems, Inc.*. . . . . . . . . . . .      700         919
                                                               -----------

CRUDE PETROLEUM & NATURAL GAS - 4.73%
Gulf Canada Resources Ltd. - ADR* (Note 7) . . . . .  175,700     702,800
                                                               -----------
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7). . . . . . . . . . . . . . . . . . .   56,850     918,389
                                                                1,621,189
                                                               -----------

DIAMONDS - 2.03%
De Beers Consolidated Mines - ADR (Note 7) . . . . .   28,435     696,657
                                                               -----------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.09%
Gold Peak Industries Ltd. (Hong Kong)(Note 7). . . .   48,000       9,475
The Carbide/Graphite Group, Inc.*. . . . . . . . . .      975      12,675
Ultralife Batteries, Inc.* . . . . . . . . . . . . .    2,075       9,597
                                                                   31,747
                                                               -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                                      VALUE
                                                              SHARES  (NOTE 2)
FOOD & BEVERAGES - 1.89%
Unilever plc - ADR (Note 7). . . . . . . . . . . . . . . . .  18,075  $  647,311
                                                                      -----------

GLASS PRODUCTS - 0.04%
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . .     500      15,031
                                                                      -----------

HEALTH SERVICES - 1.47%
MedPartners, Inc.* . . . . . . . . . . . . . . . . . . . . .  95,994     503,969
                                                                      -----------

INDUSTRIAL & COMMERCIAL MACHINERY - 0.20%
Comfort Systems USA, Inc.* . . . . . . . . . . . . . . . . .     975      15,356
Hussmann International, Inc. . . . . . . . . . . . . . . . .   1,400      22,225
Lam Research Corp.*. . . . . . . . . . . . . . . . . . . . .     725      22,837
NN Ball & Roller, Inc. . . . . . . . . . . . . . . . . . . .   1,350       9,113
                                                                      -----------
                                                                          69,531
                                                                      -----------

MANAGEMENT SERVICES - 0.02%
Boron, LePore & Associates, Inc.*. . . . . . . . . . . . . .     550       5,637
                                                                      -----------


PAPER & ALLIED PRODUCTS - 0.17%
Schweitzer-Mauduit International, Inc. . . . . . . . . . . .   1,000      16,563
Smurift-Stone Container Corp.* . . . . . . . . . . . . . . .   1,782      41,654
                                                                      -----------
                                                                          58,217
                                                                      -----------

REFUSE SYSTEMS - 0.04%
Newpark Resources, Inc.* . . . . . . . . . . . . . . . . . .   1,500      13,781
                                                                      -----------

RETAIL SPECIALTY STORES - 0.02%
Hancock Fabrics, Inc.. . . . . . . . . . . . . . . . . . . .     825       5,208
                                                                      -----------

TECHNICAL INSTRUMENTS & SUPPLIES - 7.09%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . . . .  11,050     824,606
Eclipse Surgical Technologies, Inc.* . . . . . . . . . . . .   1,260      11,261
Millipore Corp.. . . . . . . . . . . . . . . . . . . . . . .  50,750   1,557,391
Orbital Sciences Corp.*. . . . . . . . . . . . . . . . . . .   1,250      26,328
Sola International, Inc.*. . . . . . . . . . . . . . . . . .     825      12,272
                                                                      -----------
                                                                       2,431,858
                                                                      -----------

TELECOMMUNICATION SERVICES - 2.55%
Microcell Telecommunications, Inc. -
   ADR* (Note 7) . . . . . . . . . . . . . . . . . . . . . .   3,150      24,413
 Telecomunicacoes Brasileiras PFD S.A. (Telebras) -
   ADR (Note 7). . . . . . . . . . . . . . . . . . . . . . .   9,295     847,588
 Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Note 7)   9,295         726
                                                                      -----------
                                                                         872,727
                                                                      -----------

TESTING LABORATORIES - 0.04%
Paradigm Geophysical Ltd.* . . . . . . . . . . . . . . . . .   2,350      15,275
                                                                      -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                   PRINCIPAL       VALUE
                                                   AMOUNT/SHARES   (NOTE 2)
TEXTILE MILL PRODUCTS - 0.09%
Albany International Corp. - Class A. . . . . . .           1,204  $    29,197
                                                                   ------------

TRANSPORTATION - 4.23%
     RAILROAD - 4.17%
     Canadian National Railway Co. - ADR (Note 7)          22,250    1,404,531

Guangshen Railway Co. Ltd. - ADR (Note7). . . . .           3,625       24,242
                                                                   ------------
                                                                     1,428,773
                                                                   ------------
    WATER - 0.06%
     Trico Marine Services, Inc.* . . . . . . . .           2,575       20,439
                                                                   ------------
                                                                     1,449,212
                                                                   ------------
TOTAL COMMON STOCK
(Identified Cost $11,234,789)                                       11,505,499
                                                                   ------------

U.S. TREASURY SECURITIES - 60.42%
U.S. TREASURY BONDS - 15.24%
   U.S. Treasury Bond, 9.875%, 11/15/2015 . . . .  $       20,000       28,331
   U.S. Treasury Bond, 7.25%,  5/15/2016. . . . .          45,000       51,441
   U.S. Treasury Bond, 8.75%, 5/15/2017 . . . . .          40,000       52,438
   U.S. Treasury Bond, 8.75%, 5/15/2020 . . . . .         365,000      487,389
   U.S. Treasury Bond, 7.25%, 8/15/2022 . . . . .         390,000      453,741
   U.S. Treasury Bond, 7.50%, 11/15/2024. . . . .       3,315,000    3,999,756
   U.S. Treasury Bond, 6.875%, 8/15/2025. . . . .          10,000       11,266
   U.S. Treasury Bond, 6.50%, 11/15/2026. . . . .         130,000      140,441
                                                                   ------------

   TOTAL U.S. TREASURY BONDS
   (Identified Cost $4,752,166)                                      5,224,803
                                                                   ------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                    PRINCIPAL       VALUE
                                                    AMOUNT/SHARES   (NOTE 2)
U.S. TREASURY NOTES - 45.18%
   U.S. Treasury Note, 5.50%, 3/31/2000. . . . . .  $    1,325,000  $ 1,332,040
   U.S. Treasury Note, 6.75%, 4/30/2000. . . . . .          80,000       81,375
   U.S. Treasury Note, 4.50%, 9/30/2000. . . . . .       1,705,000    1,692,213
   U.S. Treasury Note, 4.625%, 12/31/2000. . . . .         135,000      134,072
   U.S. Treasury Note, 5.25%, 1/31/2001. . . . . .          20,000       20,063
   U.S. Treasury Note, 4.875%, 3/30/2001 . . . . .       1,500,000    1,494,375
   U.S. Treasury Note, 6.25%, 4/30/2001. . . . . .       4,295,000    4,388,953
   U.S. Treasury Note, 6.625%, 7/31/2001 . . . . .       3,485,000    3,594,997
   U.S. Treasury Note, 6.375%, 9/30/2001 . . . . .          20,000       20,556
   U.S. Treasury Note, 6.625%, 3/31/2002 . . . . .          10,000       10,384
   U.S. Treasury Note, 6.25%, 6/30/2002. . . . . .         185,000      190,492
   U.S. Treasury Note, 5.875%, 9/30/2002 . . . . .       1,275,000    1,299,703
   U.S. Treasury Note, 5.50%, 3/31/2003. . . . . .          45,000       45,366
   U.S. Treasury Note, 5.375%, 6/30/2003 . . . . .         750,000      752,812
   U.S. Treasury Note, 4.25%, 11/15/2003 . . . . .          60,000       57,600
   U.S. Treasury Note, 6.50%, 5/15/2005. . . . . .         355,000      375,745
                                                                    ------------

   TOTAL U.S. TREASURY NOTES
   (Identified Cost $15,385,121)                                     15,490,746
                                                                    ------------


TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $20,137,287)                                     20,715,549
                                                                    ------------

U.S. GOVERNMENT AGENCIES - 0.27%
   MORTGAGE BACKED SECURITIES
   Federal National Mortgage Association Discount
      Note, 5.625% 3/15/2001 . . . . . . . . . . .          10,000       10,056
   Federal National Mortgage Association Discount
      Note, 5.75% 2/15/2008. . . . . . . . . . . .          25,000       24,811
   GNMA, Pool #174225, 9.50%, 8/15/2016. . . . . .             890          959
   GNMA, Pool #286310, 9.00%, 2/15/2020. . . . . .          17,242       18,402
   GNMA, Pool #288873, 9.50%, 8/15/2020. . . . . .           2,739        2,952
   GNMA, Pool #385753, 9.00%, 7/15/2024. . . . . .          32,334       34,508
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $90,905)                                             91,688
                                                                    ------------

SHORT-TERM INVESTMENTS - 5.05%
   Dreyfus Treasury Cash Management Fund
   (Identified Cost $1,884,362). . . . . . . . . .       1,884,362    1,884,362
                                                                    ------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                VALUE
                                        SHARES  (NOTE 2)
TOTAL INVESTMENTS - 99.75%
   (Identified Cost $33,347,343)                $34,197,098

OTHER ASSETS, LESS LIABILITIES - 0.25%               87,320
                                                ------------

NET ASSETS - 100%                               $34,284,418
                                                ============



*Non-income  producing  security

FEDERAL  TAX  INFORMATION:

At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $33,347,342 was as follows:




Unrealized appreciation . . .  $1,658,780

Unrealized depreciation . . .    (809,025)
                               -----------
UNREALIZED APPRECIATION - NET  $  849,755
                               ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statement  of  Assets  and  Liabilities  (unaudited)




APRIL 30, 1999


ASSETS:

Investments, at value (identified cost $33,347,343)(Note 2)  $34,197,098
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,226
Interest receivable . . . . . . . . . . . . . . . . . . . .      259,374
Dividends receivable. . . . . . . . . . . . . . . . . . . .       59,440
                                                             -----------


TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   34,526,138
                                                             -----------


LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . .       28,226
Accrued Directors' fees (Note 3). . . . . . . . . . . . . .        3,610
Transfer Agent fees payable (Note 3). . . . . . . . . . . .          678
Payable for fund shares repurchased . . . . . . . . . . . .      198,392
Audit fee payable . . . . . . . . . . . . . . . . . . . . .        5,690
Other payables and accrued expenses . . . . . . . . . . . .        5,124
                                                             -----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .      241,720
                                                             -----------

NET ASSETS FOR 2,968,068 SHARES OUTSTANDING . . . . . . . .  $34,284,418
                                                             ===========


NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    29,681
Additional paid-in-capital. . . . . . . . . . . . . . . . .   32,302,901
Undistributed net investment income . . . . . . . . . . . .      375,610
Accumulated net realized gain on investments. . . . . . . .      726,474
Net unrealized appreciation on investments. . . . . . . . .      849,752
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $34,284,418
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($34,284,418/2,968,068 shares) . . . . . . . . . . . . .  $     11.55
                                                             ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)





FOR THE SIX MONTHS ENDED APRIL 30, 1999

INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . .  $  594,012
Dividends (net of foreign tax withheld, $2,068). . . . .     109,007
                                                          ----------

Total Investment Income. . . . . . . . . . . . . . . . .     703,019
                                                          ----------


EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     167,766
Directors' fees (Note 3) . . . . . . . . . . . . . . . .       3,571
Transfer agent fees (Note 3) . . . . . . . . . . . . . .       4,027
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .       7,935
Custodian fee. . . . . . . . . . . . . . . . . . . . . .       6,659
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .      10,313
                                                          ----------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     200,271
                                                          ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .     502,748
                                                          ----------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)     808,361
Net change in unrealized appreciation on investments . .   1,152,386
                                                          ----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   1,960,747
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $2,463,495
                                                          ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Statements  of  Changes  in  Net  Assets





                                                        For the Six
                                                        Months Ended    For the
                                                              4/30/99   Year Ended
                                                           (unaudited)     10/31/98
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $     502,748   $   916,188
Net realized gain on investments . . . . . . . . . . .        808,361     1,773,717
Net change in unrealized appreciation on investments .      1,152,386    (1,033,391)
                                                        --------------  ------------
Net increase from operations . . . . . . . . . . . . .      2,463,495     1,656,514
                                                        --------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .       (630,063)     (693,293)
From net realized gain on investments. . . . . . . . .     (1,849,031)   (1,427,315)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .     (2,479,094)   (2,120,608)
                                                        --------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:


Net increase from capital share
   transactions (Note 5) . . . . . . . . . . . . . . .      2,008,800    10,824,821
                                                        --------------  ------------


Net increase in net assets . . . . . . . . . . . . . .      1,993,201    10,360,727


NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     32,291,217    21,930,490
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $375,610 and $502,925, respectively) . . . .  $  34,284,418   $32,291,217
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
11

Financial  Highlights





                                            FOR THE SIX                            FOR THE
                                            MONTHS         FOR THE     FOR THE     TEN
                                            ENDED          YEAR        YEAR        MONTHS
                                                 4/30/99   ENDED       ENDED       ENDED
                                              (UNAUDITED)   10/31/98    10/31/97    10/31/96
                                            -------------  ----------  ----------  ----------

Per share data (for a share outstanding
 throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD . .  $      11.59   $   11.97   $   11.20   $   10.72
                                            -------------  ----------  ----------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . .         0.170       0.357       0.390       0.293
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .         0.670       0.349       1.010       0.307
                                            -------------  ----------  ----------  ----------

Total from investment operations . . . . .         0.840       0.706       1.400       0.600
                                            -------------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . .        (0.224)     (0.328)     (0.442)     (0.092)
   In excess of net investment income. . .             -           -           -           -
   From net realized gain on investments .        (0.656)     (0.758)     (0.188)     (0.028)
   In excess of net realized gain on
   investments . . . . . . . . . . . . . .             -           -           -           -
                                            -------------  ----------  ----------  ----------

Total distributions to shareholders. . . .        (0.880)     (1.086)     (0.630)     (0.120)
                                            -------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . .         11.55   $   11.59   $   11.97   $   11.20
                                            =============  ==========  ==========  ==========

Total return 1 . . . . . . . . . . . . . .          7.71%       6.29%      13.01%       5.64%

Ratios (to average net assets/
Supplemental Data:
    Expenses * . . . . . . . . . . . . . .        1.19%2        1.20%       1.20%     1.20%2
    Net investment income *. . . . . . . .        3.00%2        3.25%       3.39%     3.69%2

Portfolio turnover . . . . . . . . . . . .            23%         60%         50%         85%

NET ASSETS - END OF PERIOD (000'S OMITTED)  $     34,284   $  32,291   $  21,930   $  17,794
                                            =============  ==========  ==========  ==========








                                                                    FOR THE PERIOD
                                            FOR THE     FOR THE     9/15/93
                                            YEAR        YEAR        (COMMENCEMENT
                                            ENDED       ENDED       OF OPERATIONS) TO
                                             12/31/95    12/31/94    12/31/93
                                            ----------  ----------  -------------------

Per share data (for a share outstanding
 throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD . .  $    9.72   $   10.05   $            10.00
                                            ----------  ----------  -------------------

Income from investment operations:
   Net investment income*. . . . . . . . .      0.342       0.200                0.045
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .      1.698      (0.280)               0.045
                                            ----------  ----------  -------------------

Total from investment operations . . . . .      2.040      (0.080)               0.090
                                            ----------  ----------  -------------------

Less distributions to shareholders:
   From net investment income. . . . . . .     (0.342)     (0.203)              (0.040)
   In excess of net investment income. . .     (0.005)          -                    -
   From net realized gain on investments .     (0.693)     (0.040)                   -
   In excess of net realized gain on
   investments . . . . . . . . . . . . . .          -      (0.007)                   -
                                            ----------  ----------  -------------------

Total distributions to shareholders. . . .     (1.040)     (0.250)              (0.040)
                                            ----------  ----------  -------------------

NET ASSET VALUE - END OF PERIOD. . . . . .  $   10.72   $    9.72   $            10.05
                                            ==========  ==========  ===================

Total return 1 . . . . . . . . . . . . . .      21.08%     (0.80%)                0.93%

Ratios (to average net assets/
Supplemental Data:
    Expenses * . . . . . . . . . . . . . .       1.20%       1.20%              1.20%2
    Net investment income *. . . . . . . .       3.64%       3.40%              2.47%2

Portfolio turnover . . . . . . . . . . . .         72%         45%                   1%

NET ASSETS - END OF PERIOD (000'S OMITTED)  $   9,518   $   4,519   $              475
                                            ==========  ==========  ===================



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994 and 1993 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would be as follows:




Net investment income            N/A  $0.354   $0.385   $0.284   $0.311   $0.124   $0.021
Ratios (to average net assets):
Expenses                         N/A   1.23%    1.24%   1.31%2    1.53%    2.50%   2.50%2
Net investment income            N/A   3.22%    3.35%   3.58%2    3.31%    2.10%   1.17%2




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
12

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION
Blended Asset Series I (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Blended Asset Series I Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
The Serires' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

Notes  to  Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

     FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

MULTIPLE  CLASSES  OF  SHARES  OF  COMMON  STOCK
The Series is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
     The Series has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets. The fee amounted to $167,766 for the six months ended April 30, 1999.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are

Notes  to  Financial  Statements  (unaudited)

"affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

     The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $4,027 for the six months ended April 30, 1999.

     Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

     The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.          PURCHASES  AND  SALES  OF  SECURITIES
     For the six months ended April 30, 1999, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,803,367 and $7,237,132, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $4,199,059 and $134,920, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS
      Transactions in shares of Blended Asset Series I Class A Common Stock were:



              For the Six Months                            For the Year
                Ended 10/31/99                              Ended 10/31/98
              -------------------                         ----------------
                    Shares             Amount        Shares         Amount
              -------------------  --------------  ----------  ----------------
Sold . . . .             520,361   $   5,834,532   1,438,207   $    16,430,050
Reinvested .             226,055       2,459,482     187,108         2,098,928
Repurchased.            (563,934)     (6,285,214)   (671,472)       (7,704,157)
              -------------------  --------------  ----------  ----------------
Net increase             182,482   $   2,008,800     953,843   $    10,824,821
              ===================  ==============  ==========  ================




6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter  Fund,  Inc.

Semi-Annual  Report
April  30,  1999

Blended  Assets  Series  II

Management  Discussion  and  Analysis  (unaudited)

Dear  Shareholder:

The Blended Asset Series II has a primary objective of providing growth and a secondary objective of reducing volatility. Because the Series has this goal of managing volatility, we have shied away from the overvaluation that is seen throughout the stock market. Instead, we have purchased stocks that our analysis shows to be at favorable valuations, and we have positioned a significant portion of the portfolio in bonds. The current market environment, with market valuations in general at very high levels and rising interest rates, is a challenging one, but for the six months ending April 30, 1999 the Series has earned a solid absolute return.

There is still a wide performance gap between the majority of stocks and the handful of large companies driving the Dow Jones Industrial Average and S&P 500 Index. Indeed, as of April 30th, 1999, 46% of New York Stock Exchange stocks had actually declined year-to-date. The largest stocks in the US have remained over-valued and very expensive, with many analysts feeling that their strong run is ending. Although the momentum-driven rally in these pricey large company stocks and a handful of Internet-based stocks continued over the last six months, the Advisor has continued to look elsewhere for buying opportunities.

One area that has contributed to our performance has been foreign stocks, which have become an increasing focus for us. An extended period of low performance in overseas markets provided the opportunity to purchase some undervalued foreign companies. Investor attitudes are now becoming more favorable toward the foreign markets, and these stocks have begun to rebound from their low valuations. We feel they will continue to recover as the low prices they reached give them plenty of room to improve before they reach normal valuation levels.

Another positive area for us has been oil-related stocks. Oil prices have moved up significantly, and certain other commodity prices may firm from their all-time lows. We took advantage of certain buying opportunities in the oil sector when the prices were low, buying several different oil-related companies. Oil prices have bounced back from lows of $10 per barrel to around $17 per barrel, and they are expected to remain stable as supply and demand fundamentals improve. Rising prices, coupled with the mergers of many of the oil companies, have led to outstanding performance in this industry. We have sold some of our holdings in this sector in order to lock in the gains they had earned.

In the bond market, interest rates are near their one-year highs as the economy has been somewhat stronger than expected, thus causing the bond market to be depressed in the short run. The Advisor considers this period of falling bond prices and rising yields to be a temporary back-up in the bond market, as we expect the long-term declining trend of interest rates to resume as cyclical economic pressures abate.

At a time when market valuations in general are very high, it is important to discriminate against unwarranted risk and volatility. Recognizing that the market is overvalued and the bull market is aging, we have continued to keep the Blended Asset Series II positioned with a relatively conservative stock/bond allocation. We believe that our current focus on stocks with lower valuations has resulted in strong recent performance while positioning the portfolio well for the future.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT
1

Management  Discussion  and  Analysis  (unaudited)

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow:

Asset  Allocation  -  As  of  4/30/99

Bonds  -  43%
Stocks  -  48%
Cash  &  Equivalents  -  9%

Performance  Updates  as  of  April  30,  1999  (unaudited)
Exeter  Fund,  Inc.  -  Blended  Asset  Series  II



                                          Total Return
                                          -------------
Through      4/30/99  Growth of $10,000                  Average
                          Investment       Cumulative     Annual
One Year . . . . . .  $           10,602          6.02%     6.02%
Five Years . . . . .  $           21,190        111.90%    16.20%
Inception1 . . . . .  $           20,770        107.70%    14.70%



Lehman  Brothers  Intermediate  Bond  Index



                                          Total Return
                                       -----------------
Through      4/30/99  Growth of $10,000    Cumulative    Average
                          Investment                      Annual
One Year . . . . . .  $           10,637          6.37%     6.37%
Five Years . . . . .  $           14,163         41.63%     7.21%
Inception1 . . . . .  $           13,721         37.21%     5.86%



Merrill  Lynch  Corporate/Government  Bond  Index




                                          Total Return
Through      4/30/99  Growth of $10,000                  Average
                          Investment       Cumulative     Annual
One Year . . . . . .  $           10,641          6.41%     6.41%
Five Years . . . . .  $           14,690         46.90%     7.99%
Inception1 . . . . .  $           13,961         39.61%     6.19%



50-50  Blended  Index



                                          Total Return
Through      4/30/99  Growth of $10,000                  Average
                          Investment       Cumulative     Annual
One Year . . . . . .  $           11,449         14.49%    14.49%
Five Years . . . . .  $           22,259        122.59%    17.34%
Inception1 . . . . .  $           21,693        116.93%    14.96%



Exeter Fund, Inc. - Blended Assets Series II from its inception (10/12/93) to present (4/30/99) as compared to the Lehman Brothers Intermediate Bond Index, Merrill Lynch Corporate/Government Bond Index and a 50-50 Blended Index.2

[graphic]
<line  chart>
Data  for  line  chart  to  follow:




             Exeter Fund, Inc.      Lehman Brothers Intermediate                         Merrill Lynch Corporate/
Date      Blended Asset Series II            Bond Index            50-50 Blended Index     Government Bond Index
10/12/93  $                 10,000  $                      10,000  $             10,000  $                  10,000
12/31/93  $                  9,982  $                       9,956  $             10,056  $                   9,883
12/31/94  $                 10,333  $                       9,764  $              9,978  $                   9,561
12/31/95  $                 13,707  $                      11,261  $             12,743  $                  11,383
10/31/96  $                 15,078  $                      11,639  $             13,978  $                  11,625
10/31/97  $                 18,047  $                      12,510  $             16,832  $                  12,666
10/31/98  $                 17,947  $                      13,651  $             19,525  $                  13,975
4/30/99.  $                 20,770  $                      13,721  $             21,693  $                  13,961



1 Performance numbers for the Series and Indices are calculated from October 12, 1993, the Series inception date. The Series performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,800 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 7,400 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Merrill Lynch Corporate/Government Bond Index is comprised of approximately 6,600 investment grade corporate and government securities with maturities greater than one year. The Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  1999  (unaudited)






                                                             VALUE
                                                    SHARES      (NOTE 2)
COMMON STOCK - 48.01%

AGRICULTURAL PRODUCTION - 0.03%
    Sylvan, Inc.*. . . . . . . . . . . . . . . . .    2,400  $   25,200
                                                             -----------

APPAREL - 0.02%
    Novel Denim Holdings Ltd.* . . . . . . . . . .    2,400      18,600
                                                             -----------

BUSINESS SERVICES - 2.87%
    National Data Corp.. . . . . . . . . . . . . .   47,050   2,170,181
                                                             -----------

CHEMICAL & ALLIED PRODUCTS - 8.34%
    BIOLOGICAL PRODUCTS - 2.06%
    Cypress Bioscience, Inc.*. . . . . . . . . . .   23,000      85,532
    Sigma-Aldrich Corp.. . . . . . . . . . . . . .   45,400   1,475,500
                                                             -----------
                                                              1,561,032
                                                             -----------

    PHARMACEUTICAL PREPARATIONS - 3.92%
    Mylan Laboratories, Inc. . . . . . . . . . . .   48,600   1,102,612
    Orion-Yhtyma Oyi - B Shares (Finland) (Note 7)    2,320      46,632
    Teva Pharmaceutical Industries Ltd. - ADR
    (Note 7) . . . . . . . . . . . . . . . . . . .   39,650   1,813,987
                                                             -----------
                                                              2,963,231
                                                             -----------

    PLASTIC MATERIALS - 2.36%
    Eastman Chemical Co. . . . . . . . . . . . . .   32,100   1,787,569
                                                              6,311,832
                                                             -----------

COMMUNICATIONS - 0.05%
    Granite Broadcasting Corp.*. . . . . . . . . .    4,900      37,056
                                                             -----------

COMPUTER EQUIPMENT - 0.14%
    Bell & Howell Co.* . . . . . . . . . . . . . .    3,275     109,508
                                                             -----------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.02%
    Apache Medical Systems, Inc.*. . . . . . . . .   10,550      13,847
                                                             -----------

CRUDE PETROLEUM & NATURAL GAS - 9.07%
    Apache Corp. . . . . . . . . . . . . . . . . .   22,100     678,194
    Burlington Resources, Inc. . . . . . . . . . .   13,700     631,056
    Gulf Canada Resources Ltd. - ADR* (Note 7) . .  396,700   1,586,800
    Noble Affiliates, Inc. . . . . . . . . . . . .   21,200     679,725
    Petroleo Brasileiro S.A. (Petrobras) -
       ADR (Note 7). . . . . . . . . . . . . . . .  161,450   2,608,160
    Talisman Energy, Inc.* . . . . . . . . . . . .   25,850     686,641
                                                             -----------
                                                              6,870,576
                                                             -----------

DIAMONDS - 3.62%
    De Beers Consolidated Mines - ADR (Note 7) . .  111,870   2,740,815
                                                             -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  1999  (unaudited)






                                                   PRINCIPAL      VALUE
                                                   AMOUNT/SHARES     (NOTE 2)
DOLLS & STUFFED TOYS - 2.45%
    Mattel, Inc.. . . . . . . . . . . . . . . . .         71,650  $1,853,944
                                                                  -----------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.09%
   Gold Peak Industries Ltd. (Hong Kong)(Note 7).         94,000      18,555
   The Carbide/Graphite Group, Inc.*. . . . . . .          1,900      24,700
   Ultralife Batteries, Inc.* . . . . . . . . . .          4,700      21,737
                                                                      64,992
                                                                  -----------

FOOD & BEVERAGES - 2.70%
   Unilever plc - ADR (Note 7). . . . . . . . . .         57,100   2,044,894
                                                                  -----------

GLASS PRODUCTS - 0.06%
    Libbey, Inc.. . . . . . . . . . . . . . . . .          1,400      42,088
                                                                  -----------

HEALTH SERVICES - 0.68%
    MedPartners, Inc.*. . . . . . . . . . . . . .         97,753     513,203
                                                                  -----------


HOTELS & LODGING PLACES - 0.16%
    CDL Hotels International Ltd. - ADR* (Note 7)         29,200     120,564
                                                                  -----------

INDUSTRIAL & COMMERCIAL MACHINERY - 0.23 %
    Comfort Systems USA, Inc.*. . . . . . . . . .          2,400      37,800
    Hussmann International, Inc.. . . . . . . . .          3,700      58,738
    Lam Research Corp.* . . . . . . . . . . . . .          1,400      44,100
    NN Ball & Roller, Inc.. . . . . . . . . . . .          5,425      36,619
                                                                  -----------
                                                                     177,257
                                                                  -----------

MANAGEMENT SERVICES - 0.02%
    Boron, LePore & Associates, Inc.* . . . . . .          1,500      15,375
                                                                  -----------


PAPER & ALLIED PRODUCTS - 2.63%
    Asia Pulp & Paper Co. Ltd. - ADR* (Note 7). .         83,900     880,950
    Kimberly-Clark Corp.. . . . . . . . . . . . .         16,300     999,394
    Schweitzer-Mauduit International, Inc.. . . .          1,850      30,641
    Smurfit-Stone Container Corp.*. . . . . . . .          3,564      83,308
                                                                  -----------
                                                                   1,994,293
                                                                  -----------

REFUSE SYSTEMS - 0.04%
    Newpark Resources, Inc.*. . . . . . . . . . .          3,400      31,237
                                                                  -----------

RETAIL SPECIALTY STORES - 0.02%
    Hancock Fabrics, Inc. . . . . . . . . . . . .          2,275      14,361
                                                                  -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                     PRINCIPAL       VALUE
                                                     AMOUNT/SHARES       (NOTE 2)
TECHNICAL INSTRUMENTS & SUPPLIES - 7.89%
    Eastman Kodak Co. . . . . . . . . . . . . . . .          50,425  $ 3,762,966
    Eclipse Surgical Technologies Inc.* . . . . . .           2,420       21,629
    Millipore Corp. . . . . . . . . . . . . . . . .          68,075    2,089,051
    Orbital Sciences Corp.* . . . . . . . . . . . .           3,450       72,666
    Sola International, Inc.* . . . . . . . . . . .           1,625       24,172
                                                                       5,970,484
                                                                     ------------

TELECOMMUNICATION SERVICES -3.12%
    Microcell Telecommunications, Inc. - ADR*
       (Note 7) . . . . . . . . . . . . . . . . . .           5,300       41,075
    Telecomunicacoes Brasileiras S.A. (Telebras) -
        ADR  PFD (Note 7) . . . . . . . . . . . . .          25,465    2,322,090
    Telecomunicacoes Brasileiras S.A. (Telebras) -
        ADR (Note 7). . . . . . . . . . . . . . . .          25,465        1,989
                                                                     ------------
                                                                       2,365,154
                                                                     ------------

TESTING LABORATORIES - 0.04%
   Paradigm Geophysical Ltd.* . . . . . . . . . . .           4,500       29,250
                                                                     ------------

TEXTILE MILL PRODUCTS - 0.08%
    Albany International Corp. - Class A. . . . . .           2,393       58,030
                                                                     ------------

TRANSPORTATION  - 3.64%
    RAILROAD - 3.58%
    Canadian National Railway Co. - ADR (Note 7). .          42,150    2,660,719
    Guangshen Railway Co. Ltd. - ADR (Note 7) . . .           7,900       52,831
                                                                     ------------
                                                                       2,713,550
                                                                     ------------

    WATER - 0.06%
    Trico Marine Services, Inc.*. . . . . . . . . .           5,600       44,450
                                                                     ------------
                                                                       2,758,000
                                                                     ------------


TOTAL COMMON STOCK
(Identified Cost $34,456,204)                                         36,350,741
                                                                     ------------

U.S. TREASURY SECURITIES - 42.41%

   U.S. TREASURY BONDS - 14.18%
   U.S. Treasury Bond, 6.50%, 5/15/2005 . . . . . .  $      105,000      111,136
   U.S. Treasury Bond, 7.25%, 8/15/2022 . . . . . .         280,000      325,763
   U.S. Treasury Bond, 7.50%,  11/15/2024 . . . . .       2,325,000    2,805,259
   U.S. Treasury Bond, 6.875%, 8/15/2025. . . . . .       6,230,000    7,018,487
   U.S. Treasury Bond, 6.50%, 11/15/2026. . . . . .         440,000      475,338
                                                                     ------------


   TOTAL U.S. TREASURY BONDS
   (Identified Cost $9,682,250)                                       10,735,983
                                                                     ------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                    PRINCIPAL       VALUE
                                                    AMOUNT/SHARES       (NOTE 2)
U.S. TREASURY NOTES - 28.23%
   U.S. Treasury Note, 5.625%, 12/31/2002. . . . .  $    5,845,000  $ 5,914,409
   U.S. Treasury Note, 5.50%, 3/31/2003. . . . . .       2,360,000    2,379,175
   U.S. Treasury Note, 5.375%, 6/30/2003 . . . . .         130,000      130,488
   U.S. Treasury Note, 4.25%, 11/15/2003 . . . . .       9,410,000    9,033,600
   U.S. Treasury Note, 4.75%, 2/15/2004. . . . . .       4,000,000    3,920,000
                                                                    ------------

   TOTAL U.S. TREASURY NOTES
   (Identified Cost $21,517,737)                                     21,377,672
                                                                    ------------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $31,199,987)                                     32,113,655
                                                                    ------------

U.S. GOVERNMENT AGENCIES - 0.46%
   Federal National Mortgage Association Discount
      Note, 5.25%, 1/15/2003 . . . . . . . . . . .         165,000      163,328
   Federal National Mortgage Association Discount
      Note, 5.75%, 2/15/2008 . . . . . . . . . . .         185,000      183,604
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $351,150)                                           346,932
                                                                    ------------

SHORT-TERM INVESTMENTS - 6.85%
   Federal Mortgage Corporation Discount Note
    6/04/1999. . . . . . . . . . . . . . . . . . .       2,500,000    2,488,974
   Dreyfus Treasury Cash Management Fund . . . . .       2,695,747    2,695,747
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $5,184,721)                                         5,184,721
                                                                    ------------

TOTAL INVESTMENTS - 97.73%
   (Identified Cost $71,192,062)                                     73,996,049

OTHER ASSETS, LESS LIABILITIES - 2.27%                                1,716,814
                                                                    ------------

NET ASSETS - 100%                                                   $75,712,863
                                                                    ============


*Non-income  producing  security

FEDERAL  TAX  INFORMATION:

At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $71,192,062 was as follows:




Unrealized appreciation . . .  $ 5,120,940

Unrealized depreciation . . .   (2,316,953
                               -----------

UNREALIZED APPRECIATION - NET  $ 2,803,987
                               ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)






APRIL 30, 1999

ASSETS:

Investments, at value (identified cost $71,192,062)(Note 2)  $73,996,049
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .       72,322
Receivable for securities sold. . . . . . . . . . . . . . .      899,819
Interest receivable . . . . . . . . . . . . . . . . . . . .      541,577
Receivable for fund shares sold . . . . . . . . . . . . . .      229,383
Dividends receivable. . . . . . . . . . . . . . . . . . . .      181,466
                                                             -----------

TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   75,920,616
                                                             -----------

LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . .       60,432
Accrued Directors' fees (Note 3). . . . . . . . . . . . . .        3,611
Transfer Agent fees payable (Note 3). . . . . . . . . . . .        1,450
Payable for fund shares repurchased . . . . . . . . . . . .      130,368
Audit fees. . . . . . . . . . . . . . . . . . . . . . . . .        2,235
Other payables and accrued expenses . . . . . . . . . . . .        9,657
                                                             -----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .      207,753
                                                             -----------

NET ASSETS FOR 5,621,125 SHARES OUTSTANDING . . . . . . . .  $75,712,863
                                                             ===========


NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    56,211
Additional paid-in-capital. . . . . . . . . . . . . . . . .   69,710,259
Undistributed net investment income . . . . . . . . . . . .      645,772
Accumulated net realized gain on investments. . . . . . . .    2,496,647
Net unrealized appreciation on investments. . . . . . . . .    2,803,974
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $75,712,863
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($75,712,863/5,621,125 shares) . . . . . . . . . . . . .  $     13.47
                                                             ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)





FOR THE SIX MONTHS ENDED APRIL 30, 1999

INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   864,588
Dividends (net of foreign taxes withheld, $3,767). . . . . . . . . . . . .      363,988
                                                                            -----------

Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . .    1,228,576
                                                                            -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . .      345,139
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . .        3,571
Transfer Agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .        8,283
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,587
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,114
Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . .        6,918
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,361
                                                                            -----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      391,973
                                                                            -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . .      836,603
                                                                            -----------


REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:

Net realized gain on investments (identified cost basis) and other assets.    2,731,817
Net change in unrealized appreciation on investments and other assets. . .    6,775,560
                                                                            -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . . . . . . .    9,507,377
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $10,343,980
                                                                            ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Changes  in  Net  Assets




                                                        FOR THE SIX MONTHS
                                                        ENDED 4/30/99         FOR THE YEAR
                                                                 (UNAUDITED)  ENDED 10/31/98
                                                        --------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $           836,603   $     1,552,087
Net realized gain on investments . . . . . . . . . . .            2,731,817         3,960,798
Net change in unrealized appreciation on investments .            6,775,560        (6,481,268)
                                                        --------------------  ----------------

Net increase (decrease) from operations. . . . . . . .           10,343,980          (968,383)
                                                        --------------------  ----------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .             (989,517)       (1,191,632)
From net realized gain on investments. . . . . . . . .           (4,195,323)       (6,231,121)
                                                        --------------------  ----------------

Total distributions to shareholders. . . . . . . . . .           (5,184,840)       (7,422,753)
                                                        --------------------  ----------------

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase from capital share transactions (Note 5).            4,580,701        23,441,792
                                                        --------------------  ----------------

Net increase in net assets . . . . . . . . . . . . . .            9,739,841        15,050,656

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .           65,973,022        50,922,366
                                                        --------------------  ----------------

END OF PERIOD (including undistributed net investment
    income of $645,772 and $798,686, respectively) . .  $        75,712,863   $    65,973,022
                                                        ====================  ================




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights





                                            FOR THE
                                            SIX                                   FOR THE
                                            MONTHS        FOR THE     FOR THE     TEN
                                            ENDED         YEAR        YEAR        MONTHS
                                                4/30/99   ENDED       ENDED       ENDED
                                             (UNAUDITED)   10/31/98    10/31/97    10/31/96
                                            ------------  ----------  ----------  ----------

Per share data (for a share outstanding
     throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD. . .  $     12.60   $   14.69   $   13.04   $   11.95
                                            ------------  ----------  ----------  ----------

Income from investment operations:
   Net investment income . . . . . . . . .        0.150       0.312       0.325      0.227*
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .        1.706      (0.385)      2.130       0.963
                                            ------------  ----------  ----------  ----------

Total from investment operations . . . . .        1.856      (0.073)      2.455       1.190
                                            ------------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . .       (0.188)     (0.286)     (0.393)     (0.040)
   From net realized gain on investments .       (0.798)     (1.731)     (0.412)     (0.060)
                                            ------------  ----------  ----------  ----------

Total distributions to shareholders. . . .       (0.986)     (2.017)     (0.805)     (0.100)
                                            ------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . .  $     13.47   $   12.60   $   14.69   $   13.04
                                            ============  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . .        15.73%     (0.56%)      19.69%      10.01%

Ratios (to average net assets)
/ Supplemental Data:
    Expenses . . . . . . . . . . . . . . .       1.14%2        1.15%       1.15%    1.20%2*
    Net investment income. . . . . . . . .       2.44%2        2.45%       2.45%    2.51%2*

Portfolio turnover . . . . . . . . . . . .           47%         61%         63%         57%

NET ASSETS - END OF PERIOD (000's omitted)  $    75,713   $  65,973   $  50,922   $  32,999
                                            ============  ==========  ==========  ==========








                                                                    FOR THE PERIOD
                                            FOR THE     FOR THE     10/12/93
                                            YEAR        YEAR        (COMMENCEMENT
                                            ENDED       ENDED       OF OPERATIONS) TO
                                             12/31/95    12/31/94    12/31/93
                                            ----------  ----------  -------------------

Per share data (for a share outstanding
     throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD. . .  $   10.12   $    9.98   $            10.00
                                            ----------  ----------  -------------------

Income from investment operations:
   Net investment income . . . . . . . . .     0.238*      0.108*               0.014*
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .      3.052       0.243               (0.032)
                                            ----------  ----------  -------------------

Total from investment operations . . . . .      3.290       0.351               (0.018)
                                            ----------  ----------  -------------------

Less distributions to shareholders:
   From net investment income. . . . . . .     (0.237)     (0.119)              (0.002)
   From net realized gain on investments .     (1.223)     (0.092)                   -
                                            ----------  ----------  -------------------

Total distributions to shareholders. . . .     (1.460)     (0.211)              (0.002)
                                            ----------  ----------  -------------------

NET ASSET VALUE - END OF PERIOD. . . . . .  $   11.95   $   10.12   $             9.98
                                            ==========  ==========  ===================

Total return1. . . . . . . . . . . . . . .      32.64%       3.52%              (0.18%)

Ratios (to average net assets)
/ Supplemental Data:
    Expenses . . . . . . . . . . . . . . .     1.20%*      1.20%*              1.20%2*
    Net investment income. . . . . . . . .     2.53%*      2.12%*              1.94%2*

Portfolio turnover . . . . . . . . . . . .         63%         19%                   0%

NET ASSETS - END OF PERIOD (000's omitted)  $  20,519   $   7,214   $              475
                                            ==========  ==========  ===================



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the series expenses. If these expenses had been incurred by the series and had 1993 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income . . . . .  N/A  N/A  N/A  $ 0.225  $0.226   $0.051   $ 0.005
Ratios (to average net assets):
   Expenses . . . . . . . . . .  N/A  N/A  N/A   1.22%2    1.33%    2.31%   2.50%2
   Net investment income. . . .  N/A  N/A  N/A   2.49%2    2.40%    1.01%   0.64%2




1     Represents  aggregate  total  return  for  the  period  indicated.
2     Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Blended Asset Series II (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Blended Asset Series II Class A Common Stock.



2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

Notes  to  Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS(continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

     FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

MULTIPLE  CLASSES  OF  SHARES  OF  BENEFICIAL  INTEREST
The Series is authorized to issue five classes of shares (Class A, Class B, Class, C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
     The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets. The fee amounted to $345,139 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and

Notes  to  Financial  Statements  (unaudited)
3. TRANSACTIONS WITH AFFILIATES (continued) bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $8,283 for the six months ended April 30, 1999.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

     The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.     PURCHASES  AND  SALES  OF  SECURITIES
     For the six months ended April 30, 1999, purchases and sales of securities, other than United States Government securities and short-term securities, were $16,301,321 and $26,594,314, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $14,724,198 and $7,266,843, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions in shares of Blended Asset Series II Class A Common Stock were:





                   For the                             For the
              Six Months Ended                       Year Ended
                   4/30/99                            10/31/98
              -----------------                      -----------
              Shares             Amount         Shares       Amount
              -----------------  -------------  -----------  -------------
Sold . . . .         1,227,270   $ 15,420,733    2,076,628   $ 27,526,886
Reinvested .           430,682      5,142,339      579,237      7,393,436
Repurchased.        (1,271,788)   (15,982,371)    (887,579)   (11,478,530)
              -----------------  -------------  -----------

Net increase           386,164   $  4,580,701    1,768,286   $ 23,441,792
              =================  =============  ===========  =============



6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter  Fund,  Inc.

Semi-Annual  Report
April  30,  1999

Defensive  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The defensive nature of this series dictates that most of the Series will be invested in bonds. Six months ago, the US fixed income market could not have looked better. Unfortunately, the financial markets are in a perpetual state of flux, and what had been a very friendly fixed income environment had turned decidedly unfriendly by the end of April. The US economy, driven by consumer spending and shrugging off a deteriorating trade balance, has put together two exceptionally strong quarters of economic growth. There have been nascent signs of growth in some Pacific Rim countries, Russia has stopped the bleeding, and Latin America has not suffered anywhere near the economic pain originally anticipated. These markets have enjoyed a strong recovery fuelled largely by increased confidence from foreign investors. As a result, we have seen a broad-based recovery in the world's stock markets.

As for the inflation environment, what had been a positive six months ago had turned into a negative by the end of April. Last fall and into the winter, commodity prices had fallen so far that in many instances they were below their cost of production. While that helped pull down the rate of inflation at that time, prices were so low, they had nowhere to go but up - especially with the modest improvement in the economies of some of the emerging markets. The fear at this time is that rising commodity prices will translate into higher inflation; therefore, interest rates have ratcheted higher.

With the change in the fixed income environment, interest rates moved higher, especially on bonds with maturities in the 2- to 10-year range, and are near their one-year highs as the economy has been somewhat stronger than expected. This has caused the bond market to be depressed in the short run, as the net effect of these rate increases was a negative total return in the US Treasury market. We consider this period of falling bond prices and rising yields to be a temporary back-up, as we expect the long-term trend of declining interest rates to resume as cyclical economic pressures abate.

On the stock side, despite the very strong performance of US stocks in the most recent six months, there continues to be a wide performance gap between most stocks and the handful of large companies driving the Dow Jones Industrial Average and other indices to new highs. For example, year-to-date through April 30th, 46% of stocks listed on the New York Stock Exchange have depreciated. It has been clear for some time now that the largest cap stocks in the US have remained over-valued and very expensive, and many analysts feel that their strong run is ending.

At a time when market valuations in general are very high, it is important to discriminate against unwarranted risk and volatility. Despite the hostile bond environment, the Defensive Series managed a positive return, while also avoiding the overvalued segment of the stock market.
Looking forward, investors should always remember that inflation, and interest rates for that matter, will never move lower and simply stay there. On the contrary, there have been, and will continue to be, recurring pressures that push inflation and interest rates both higher and lower. However, the non-cyclical factors that drove inflation lower over the last 15+ years remain in firmly place. As a result, long-term investment decisions should continue to be based on the expectation of a benign inflation environment. That means cyclical increases in inflation and the associated spikes in interest rates may create buying opportunities. Conversely, significant dips in rates may present opportunities to sell. That is the long-term investment perspective that has driven, and continues to drive, our fixed income investment process.

As  always  we  appreciate  the  opportunity  to  serve  you.

Sincerely,
EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow:

Asset  Allocation  -  As  of  4/30/99




Bonds. . . . . . .  78%
Stocks . . . . . .  12%
Cash & Equivalents  10%

Performance  Update  as  of  April  30,  1999  (unaudited)

Exeter  Fund,  Inc.  -  Defensive  Series



                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           10,473          4.73%     4.73%
Inception 1  $           12,474         24.74%     6.52%



Lehman  Brothers  Intermediate  Bond  Index




                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           10,637          6.37%     6.37%
Inception 1  $           12,474         24.74%     6.52%



The  value  of  a  $10,000  investment  in  the
Exeter  Fund,  Inc.  -  Defensive
Series  from  its  inception  (11/1/95)  to  present
(4/30/99)  as  compared  to  the  Lehman
Brothers  Intermediate  Bond  Index  and  a
15-85  Blended  Index.  2

15-85  Blended  Index



                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           10,889          8.89%     8.89%
Inception 1  $           13,878         38.78%     9.82%



[graphic]
<line  chart>
Date  for  line  chart  to  follow:







          Exeter Fund, Inc.  Lehman Brothers Intermediate
          Defensive Series            Bond Index           15-85 Blended Index
11/01/95             10,000                        10,000               10,000
10/31/96             10,494                        10,581               10,847
10/31/97             11,411                        11,374               12,052
10/31/98             12,157                        12,411               13,398
4/30/99.             12,474                        12,474               13,878



1 Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,800 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 15-85 Blended Index is 15% Standard & Poor's (S&P) 500
Total Return Index and 85% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. Both Indices returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                             VALUE
                                                     SHARES   (NOTE 2)
COMMON STOCK - 11.74%

AGRICULTURAL PRODUCTION - 0.01%
  Sylvan, Inc.* . . . . . . . . . . . . . . . . . .      75  $    788
                                                             ---------

APPAREL - 0.01%
  Novel Denim Holdings Ltd.*. . . . . . . . . . . .      75       581
                                                             ---------

BUSINESS SERVICES - 0.65%
  National Data Corp. . . . . . . . . . . . . . . .     875    40,359
                                                             ---------

CHEMICAL & ALLIED PRODUCTS - 2.42%
  BIOLOGICAL PRODUCTS - 0.56%
  Cypress Bioscience, Inc.* . . . . . . . . . . . .     600     2,231
  Sigma-Aldrich Corp. . . . . . . . . . . . . . . .   1,000    32,500
                                                             ---------
                                                               34,731
                                                             ---------

  PHARMACEUTICAL PREPARATIONS - 1.14%
  Mylan Laboratories, Inc.. . . . . . . . . . . . .   1,300    29,494
  Teva Pharmaceutical Industries Ltd.- ADR (Note 7)     900    41,175
                                                             ---------
                                                               70,669
                                                             ---------

  PLASTICS MATERIALS - 0.72%
  Eastman Chemical Co.. . . . . . . . . . . . . . .     800    44,550
                                                             ---------
                                                              149,950
                                                             ---------

COMMUNICATIONS - 0.02%
  Granite Broadcasting Corp.* . . . . . . . . . . .     125       945
                                                             ---------

COMPUTER EQUIPMENT - 0.04%
  Bell & Howell Co.*. . . . . . . . . . . . . . . .      75     2,508
                                                             ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.01%
  Apache Medical Systems, Inc.* . . . . . . . . . .     300       394
                                                             ---------

CRUDE PETROLEUM & NATURAL GAS - 1.63%
  Gulf Canada Resources Ltd.- ADR* (Note 7) . . . .  12,100    48,400
  Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7) . . . . . . . . . . . . . . . . . .   3,275    52,906
                                                             ---------
                                                              101,306
                                                             ---------

DIAMONDS - 0.75%
  De Beers Consolidated Mines - ADR (Note 7). . . .   1,900    46,550
                                                             ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.03%
  Gold Peak Industries Ltd. (Hong Kong)(Note 7) . .   3,000       592
  The Carbide/Graphite Group, Inc.* . . . . . . . .      50       650
  Ultralife Batteries, Inc.*. . . . . . . . . . . .     125       578
                                                             ---------
                                                                1,820
                                                             ---------

FOOD & BEVERAGES - 0.75%
  Unilver plc -ADR (Note 7) . . . . . . . . . . . .   1,300    46,556
                                                             ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  April  30,  1999  (unaudited)




                                                              VALUE
                                                      SHARES   (NOTE 2)
GLASS PRODUCTS - 0.01%
  Libbey, Inc. . . . . . . . . . . . . . . . . . . .      25  $    752
                                                              ---------

HEALTH SERVICES - 0.60%
  MedPartners, Inc.* . . . . . . . . . . . . . . . .   7,100    37,275
                                                              ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 0.08%
  Comfort Systems USA, Inc.* . . . . . . . . . . . .      50       788
  Hussmann International, Inc. . . . . . . . . . . .     100     1,588
  Lam Research Corp.*. . . . . . . . . . . . . . . .      50     1,575
  NN Ball & Roller, Inc. . . . . . . . . . . . . . .     150     1,013
                                                              ---------
                                                                 4,964
                                                              ---------

MANAGEMENT SERVICES - 0.00%
  Boron, LePore & Associates, Inc.*. . . . . . . . .      25       256
                                                              ---------

PAPER & ALLIED PRODUCTS - 0.05%
  Schweitzer-Mauduit International, Inc. . . . . . .      50       828
  Smurfit-Stone Container Corp.* . . . . . . . . . .      99     2,314
                                                              ---------
                                                                 3,142
                                                              ---------

REFUSE SYSTEMS - 0.01%
  Newpark Resources, Inc.* . . . . . . . . . . . . .      75       689
                                                              ---------

RETAIL - SPECIALTY STORES - 0.01%
  Hancock Fabrics, Inc.. . . . . . . . . . . . . . .      75       473
                                                              ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 2.37%
  Eastman Kodak Co.. . . . . . . . . . . . . . . . .     850    63,431
  Eclipse Surgical Technologies, Inc.* . . . . . . .      60       536
  Millipore Corp.. . . . . . . . . . . . . . . . . .   2,625    80,555
  Orbital Sciences Corp.*. . . . . . . . . . . . . .      75     1,580
  Sola International, Inc.*. . . . . . . . . . . . .      50       744
                                                              ---------
                                                               146,846
                                                              ---------

TELECOMMUNICATION SERVICES- 0.99%
  Microcell Telecommunications, Inc. - ADR* (Note 7)     175     1,356
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR* (Note 7) . . . . . . . . . . . . . . . . . .     655        51
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR* PFD (Note 7) . . . . . . . . . . . . . . . .     655    59,728
                                                              ---------
                                                                61,135
                                                              ---------

TESTING LABORATORIES - 0.01%
  Paradigm Geophysical Ltd.* . . . . . . . . . . . .     125       813
                                                              ---------

TEXTILE MILL PRODUCTS - 0.03%
  Albany International Corp. - Class A . . . . . . .      76     1,843
                                                              ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                            SHARES/PRINCIPAL   VALUE
                                            AMOUNT                (NOTE 2)
TRANSPORTATION - 1.26%
  RAILROAD - 1.24%
  Canadian National Railway - ADR (Note 7)              1,200  $   75,750
  Guangshen Railway Co. Ltd.- ADR (Note 7)                200       1,338
                                                               -----------
                                                                   77,088
                                                               -----------

  WATER - 0.02%
  Trico Marine Services, Inc.* . . . . . .                150       1,191
                                                               -----------
                                                                   78,279
                                                               -----------

TOTAL COMMON STOCK
   (Identified Cost $718,972)                                     728,224
                                                               -----------

U.S. TREASURY SECURITIES - 72.16%

U.S. TREASURY BONDS - 15.83%
U.S. Treasury Bond, 6.50%, 5/15/2005 . . .  $         625,000     661,524
U.S. Treasury Bond, 7.50%, 11/15/2024. . .             20,000      24,131
U.S. Treasury Bond, 6.875%, 8/15/2025. . .            210,000     236,578
U.S. Treasury Bond, 6.50%, 11/15/2026. . .             55,000      59,417
                                                               -----------

TOTAL U.S. TREASURY BONDS
   (Identified Cost $946,395)                                     981,650
                                                               -----------

U.S. TREASURY NOTES - 56.33%
U.S. Treasury Note, 6.00%, 8/15/1999 . . .            295,000     296,014
U.S. Treasury Note, 7.50%, 10/31/1999. . .             30,000      30,384
U.S. Treasury Note, 5.50%, 3/31/2000 . . .            125,000     125,664
U.S. Treasury Note, 4.50%, 9/30/2000 . . .            275,000     272,938
U.S. Treasury Note, 6.125%, 9/30/2000. . .            660,000     669,488
U.S. Treasury Note, 5.625%, 2/28/2001. . .            960,000     969,300
U.S. Treasury Note, 6.375%, 9/30/2001. . .             25,000      25,695
U.S. Treasury Note, 7.50%, 11/15/2001. . .             50,000      52,766
U.S. Treasury Note, 6.25%, 6/30/2002 . . .            150,000     154,453
U.S. Treasury Note, 5.875%, 9/30/2002. . .            275,000     280,328
U.S. Treasury Note, 6.25%, 2/15/2003 . . .            215,000     222,256
U.S. Treasury Note, 5.875%, 2/15/2004. . .             75,000      76,922
U.S. Treasury Note, 7.25%, 8/15/2004 . . .             65,000      70,708
U.S. Treasury Note, 6.125%, 8/15/2007. . .              5,000       5,227
U.S. Treasury Note, 5.50%, 2/15/2008 . . .            240,000     241,575
                                                               -----------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $3,476,322)                                 3,493,718
                                                               -----------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $4,422,717)                                 4,475,368
                                                               -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                        SHARES/PRINCIPAL   VALUE
                                        AMOUNT                (NOTE 2)
U.S. GOVERNMENT AGENCIES - 6.02%

MORTGAGE BACKED SECURITIES
GNMA, Pool #365225, 9.00%, 11/15/2024.  $          29,321  $   31,293
GNMA, Pool #398655, 6.50%, 5/15/2026 .             42,369      42,127
GNMA, Pool #473373, 9.00%, 2/15/2027 .             21,099      22,517
GNMA, Pool #452826, 9.00%, 1/15/2028 .            169,966     181,395
GNMA, Pool #460820, 6.00%, 6/15/2028 .             99,025      95,993
                                                           -----------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $375,128)                                 373,325
                                                           -----------

SHORT-TERM INVESTMENTS - 9.26%

U.S. Treasury Bill, 6/03/99. . . . . .            300,000     298,815
Dreyfus Treasury Cash Management Fund.            275,576     275,576
                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $574,391)                                    574,391
                                                           -----------

TOTAL INVESTMENTS - 99.18%
   (Identified Cost $6,091,208)                             6,151,308

OTHER ASSETS, LESS LIABILITIES - 0.82%                         50,747
                                                           -----------

NET ASSETS - 100%                                          $6,202,055
                                                           ===========




*   Non-income  producing  security


FEDERAL  TAX  INFORMATION:

At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $6,091,208 was as follows:





Unrealized appreciation . . .  $116,608
Unrealized depreciation . . .   (56,508)
                               ---------

UNREALIZED APPRECIATION - NET  $ 60,100
                               =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Statement  of  Assets  and  Liabilities  (unaudited)





APRIL 30, 1999

ASSETS:

Investments, at value (identified cost $6,091,208)(Note 2)  $6,151,308
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,517
Interest receivable. . . . . . . . . . . . . . . . . . . .      58,116
Dividends receivable . . . . . . . . . . . . . . . . . . .       3,795
                                                            ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   6,217,736
                                                            ----------


LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . .       3,997
Accrued Directors' fees (Note 3) . . . . . . . . . . . . .       3,610
Transfer Agent fees payable (Note 3) . . . . . . . . . . .         121
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       4,067
Other payables and accrued expenses. . . . . . . . . . . .       3,886
                                                            ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      15,681
                                                            ----------

NET ASSETS FOR 571,548 SHARES OUTSTANDING. . . . . . . . .  $6,202,055
                                                            ==========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    5,715
Additional paid-in-capital . . . . . . . . . . . . . . . .   6,004,863
Undistributed net investment income. . . . . . . . . . . .      84,280
Accumulated net realized gain on investments . . . . . . .      47,097
Net unrealized appreciation on investments . . . . . . . .      60,100
                                                            ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $6,202,055
                                                            ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($6,202,055/571,548 shares) . . . . . . . . . . . . . .  $    10.85
                                                            ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statement  of  Operations  (unaudited)




FOR THE SIX MONTHS ENDED APRIL 30, 1999

INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . .  $142,524
Dividends (net of foreign tax withheld, $54) . . . . . .     6,759
                                                          ---------

Total Investment Income. . . . . . . . . . . . . . . . .   149,283
                                                          ---------


EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .    23,944
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     3,571
Transfer Agent fees (Note 3) . . . . . . . . . . . . . .       718
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .     4,734
Custodian fee. . . . . . . . . . . . . . . . . . . . . .     2,981
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     5,450
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .    41,398

Less Reduction of Expenses (Note 3). . . . . . . . . . .   (11,447)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .    29,951
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .   119,332
                                                          ---------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)    60,689
Net change in unrealized appreciation on investments . .   (20,994)
                                                          ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .    39,695
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $159,027
                                                          =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Statements  of  Changes  in  Net  Assets




                                                        FOR THE
                                                        SIX MONTHS
                                                        ENDED         FOR THE
                                                            4/30/99   YEAR ENDED
                                                         (UNAUDITED)     10/31/98
                                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $   119,332   $   159,505
Net realized gain on investments . . . . . . . . . . .       60,689        13,980
Net change in unrealized appreciation on investments .      (20,994)       55,114
                                                        ------------  ------------

Net increase from operations . . . . . . . . . . . . .      159,027       228,599
                                                        ------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .     (135,037)      (91,449)
From net realized gain on investments. . . . . . . . .      (20,762)      (34,079)
                                                        ------------  ------------

Total distribution to shareholders . . . . . . . . . .     (155,799)     (125,528)
                                                        ------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share
   transactions (Note 5) . . . . . . . . . . . . . . .      465,668     3,866,052
                                                        ------------  ------------

Net increase in net assets . . . . . . . . . . . . . .      468,896     3,969,123


NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    5,733,159     1,764,036
                                                        ------------  ------------

END OF PERIOD (including undistributed net investment
income of $84,280 and $99,985, respectively) . . . . .  $ 6,202,055   $ 5,733,159
                                                        ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Financial  Highlights




                                                      FOR THE SIX
                                                      MONTHS         FOR THE     FOR THE     FOR THE
                                                      ENDED          YEAR        YEAR        YEAR
                                                           4/30/99   ENDED       ENDED       ENDED
                                                        (UNAUDITED)   10/31/98    10/31/97    10/31/96
                                                      -------------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $      10.85   $   10.71   $   10.29   $   10.00
                                                      -------------  ----------  ----------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .         0.198       0.347       0.426       0.349
   Net realized and unrealized gain on
   investments . . . . . . . . . . . . . . . . . . .         0.079       0.327       0.447       0.137
                                                      -------------  ----------  ----------  ----------

Total from investment operations . . . . . . . . . .         0.277       0.674       0.873       0.486
                                                      -------------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .        (0.240)     (0.352)     (0.385)     (0.196)
   From net realized gain on investments . . . . . .        (0.037)     (0.182)     (0.068)         --
                                                      -------------  ----------  ----------  ----------

Total distribution, to shareholders. . . . . . . . .        (0.277)     (0.534)     (0.453)     (0.196)
                                                      -------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $      10.85   $   10.85   $   10.71   $   10.29
                                                      =============  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . . .          2.60%       6.54%       8.74%       4.94%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .        1.00%2        1.00%       1.00%       1.00%
    Net investment income* . . . . . . . . . . . . .        3.99%2        4.20%       4.45%       4.26%

Portfolio turnover . . . . . . . . . . . . . . . . .             9%         15%         60%         30%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $      6,202   $   5,733   $   1,764   $     745
                                                      =============  ==========  ==========  ==========



*The investment advisor did not impose all or a portion of its management fee in some periods and paid a portion of the Series expenses. If these expenses had been incurred by the Series, and had 1999 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:





Net investment income . . . . .  $ 0.179  $0.287   $0.274   $0.226

Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.38%2    1.73%    2.59%    2.50%
   Net investment income. . . .   3.61%2    3.47%    2.86%    2.76%




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
11

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Defensive Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Defensive Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.
12

Notes  to  Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

     MULTIPLE  CLASSES  OF  SHARES  OF  BENEFICIAL  INTEREST
The Series is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Series' average daily net assets. The fee amounted to $23,944 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.0% of average daily net assets each year. Accordingly, the Advisor waived fees of $11,447 for the six months ended April 30, 1999, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

Notes  to  Financial  Statements  (unaudited)

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $718 for the six months ended April 30, 1999.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 1999, purchases and sales of securities, other than United States Government securities and short-term securities, were $188,378 and $491,986, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $300,148 and $42,808, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Defensive  Series  Class  A  Common  Stock  were:



              For the Six Months                        For the Year
                 Ended 4/30/99                         Ended 10/31/98
              -------------------                      ----------------

                    Shares              Amount        Shares     Amount
              -------------------  ----------------  --------  -----------
Sold . . . .             105,958   $     1,143,328   442,590   $4,709,666
Reinvested .              14,643           155,799    12,005      125,528
Repurchased.             (77,646)         (833,459)  (90,651)    (969,142)
              -------------------  ----------------  --------  -----------
Net increase              42,955   $       465,668   363,944   $3,866,052
              ===================  ================  ========  ===========



The Advisor owned 36,591 shares on April 30, 1999 and 35,663 shares on October 31, 1998.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.
7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and potential adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

EXETER  FUND,  INC.

MAXIMUM  HORIZON  SERIES
SEMI-ANNUAL  REPORT
APRIL  30,  1999

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

DEAR  SHAREHOLDERS:

In the past six months, we have seen a broad-based recovery in the world's stock markets. A significant influence on the resurgence has been an improvement in the state of affairs in Latin America and the Pacific Rim. Overseas markets have strengthened, fueled largely by increased confidence from foreign investors.

Here in the U.S., there is still a wide performance gap between the majority of stocks and the handful of large companies driving the Dow Jones Industrial Average and S&P 500 Index to new highs. For example, year-to-date through April 30th, 46% of stocks listed on the New York Stock Exchange have actually declined in value. Although the momentum-driven rally in pricey large company stocks and a handful of Internet-based stocks continued over the last six months, we have continued to look elsewhere for buying opportunities.

One area that has contributed to our performance has been foreign stocks, which have become an increasing focus for us. An extended period of low performance in overseas markets provided the opportunity to purchase some undervalued foreign companies. Investor attitudes are now becoming more favorable toward the foreign markets, and these stocks have begun to rebound from their low valuations. We feel they will continue to recover as the low prices they reached give them plenty of room to improve before they reach normal valuation levels.

Another positive area for us has been oil-related stocks. Oil prices have moved up significantly, and certain other commodity prices may firm from their all-time lows. We took advantage of certain buying opportunities in the oil sector when the prices were low, buying several different oil-related companies. Oil prices have bounced back from lows of $10 per barrel to around $17 per barrel, and they are expected to remain stable as supply and demand fundamentals improve. Rising prices, coupled with the mergers of many of the oil companies, have led to outstanding performance in this industry. We have sold some of our holdings in this sector in order to lock in the gains they had earned.

Recognizing that the market is overvalued and the bull market is aging, we have continued with our current focus on stocks with lower valuations, which we believe has resulted in strong recent performance while positioning the portfolio well for the future.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,
EXETER  ASSET  MANAGEMENT

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow

Asset  Allocation  -  As  of  4/30/99:




Bonds. . . . . . .   9%
Stocks . . . . . .  82%
Cash & Equivalents   9%

Performance  Update  as  of  April  30,  1999  (unaudited)

Exeter  Fund,  Inc.  -  Maximum  Horizon  Series



                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           10,636          6.36%     6.36%
Inception 1  $           17,406         74.06%    17.17%




The  value  of  a  $10,000  investment  in  the
Exeter  Fund,  Inc.  -  Maximum
Horizon  Series  from  its  inception  (11/1/95)
to  present  (4/30/99)  as  compared  to  the
Standard  &  Poor's  (S&P)  500  Total  Return
Index  and  the  Value  Line  Index.  2

Standard  &  Poor's  500  Total  Return  Index




                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $           12,183         21.83%    21.83%
Inception 1  $           24,458        144.58%    29.15%



Value  Line  Index




                                 Total Return
Through      Growth of $10,000                  Average
04/30/99         Investment       Cumulative     Annual
One Year. .  $            8,892        -11.08%   -11.08%
Inception 1  $           13,968         39.68%    10.02%



[graphic]
<line  chart>
Data  for  line  chart  to  follow



            Exeter Fund, Inc.        Standard & Poors
          Maximum Horizon Series  500 Total Return Index  Value Line Index
11/01/95                  10,000                  10,000            10,000
04/30/96                  10,753                  11,376            11,154
10/31/96                  11,521                  12,408            11,198
04/30/97                  12,589                  14,233            11,780
10/31/97                  14,604                  16,392            13,998
04/30/98                  16,365                  20,076            15,708
10/31/98                  13,730                  19,996            12,805
4/30/99.                  17,406                  24,458            13,968



1The Series and Index performance are calculated from November 1,1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2The  Standard  &  Poor's  (S&P)  500  Total  Return  Index  is  an  unmanaged capitalization-weighted  measure  of  500  widely  held  common  stocks listed  on  the  New  York  Stock  Exchange,  American  Stock  Exchange,
and  the  Over-the-Counter  Market.   The  Index  returns  assume
reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. The Value Line Index is an unmanaged index that consist of approximately 1,700 securities that are traded on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns Are based on geometric average of relative price changes of the component stocks, and unlike Series returns, do not reflect any income, fees or expenses

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                                VALUE
                                                       SHARES   (NOTE 2)
COMMON STOCK - 81.67%

AGRICULTURAL PRODUCTION - 0.06%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . . . .    1,325  $    13,912
                                                                ------------

APPAREL - 0.04%
Novel Denim Holdings Ltd.*. . . . . . . . . . . . . .    1,300       10,075
                                                                ------------

BUSINESS SERVICES - 2.67%
National Data Corp. . . . . . . . . . . . . . . . . .   14,200      654,975
                                                                ------------

CHEMICAL & ALLIED PRODUCTS - 14.31%
   BIOLOGICAL PRODUCTS - 2.23%
   Cypress Bioscience, Inc.*. . . . . . . . . . . . .   12,000       44,626
   Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .   15,500      503,750
                                                                ------------
                                                                    548,376
                                                                ------------
   PHARMACEUTICAL PREPARATIONS - 7.27%
   Celltech plc* (United Kingdom) (Note 7). . . . . .   99,525      804,281
   Mylan Laboratories, Inc. . . . . . . . . . . . . .   21,300      483,244
   Orion-Yhtyma Oyj - B Shares (Finland) (Note 7) . .      700       14,070
   Teva Pharmaceutical Industries Ltd. - ADR (Note 7)   10,600      484,950
                                                                ------------
                                                                  1,786,545
                                                                ------------
   PLASTIC MATERIALS - 4.81%
   Eastman Chemical Co. . . . . . . . . . . . . . . .    9,800      545,737
   Wellman, Inc.. . . . . . . . . . . . . . . . . . .   44,500      636,906
                                                                  1,182,643
                                                                  3,517,564
                                                                ------------

COMMUNICATIONS - 0.07%
Granite Broadcasting Corp.* . . . . . . . . . . . . .    2,300       17,394
                                                                ------------

COMPUTER EQUIPMENT - 1.67%
Bell & Howell Co.*. . . . . . . . . . . . . . . . . .      650       21,734
International Game Technology . . . . . . . . . . . .   21,850      387,837
                                                                ------------
                                                                    409,571
                                                                ------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.03%
Apache Medical Systems, Inc.* . . . . . . . . . . . .    4,600        6,037
                                                                ------------



CRUDE PETROLEUM & NATURAL GAS - 9.15%
Apache Corp.. . . . . . . . . . . . . . . . . . . . .    7,400      227,088
Burlington Resources, Inc.. . . . . . . . . . . . . .    4,600      211,888
Gulf Canada Resources Ltd. - ADR* (Note 7). . . . . .  144,400      577,600
Noble Affiliates, Inc.. . . . . . . . . . . . . . . .    7,100      227,644
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7) . . . . . . . . . . . . . . . . . . .   47,925      774,209
Talisman Energy, Inc.*. . . . . . . . . . . . . . . .    8,700      231,094
                                                                ------------
                                                                 2,249,5231
                                                                ------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                               VALUE
                                                      SHARES      (NOTE 2)
DIAMONDS - 0.80%
De Beers Centenary Consolidated Mines - ADR (Note 7)    8,045  $  197,102
                                                               -----------

DOLLS & STUFFED TOYS - 2.65%
Mattel, Inc. . . . . . . . . . . . . . . . . . . . .   25,200     652,050
                                                               -----------

ELECTRONICS & ELECTRICAL EQUIPMENT - 8.64%
Gold Peak Industries Ltd. (Hong Kong)(Note 7). . . .   51,000      10,067
Koninklijke Philips Electronics N.V.- ADR (Note 7) .   11,200     956,200
Motorola, Inc. . . . . . . . . . . . . . . . . . . .   14,145   1,133,368
The Carbide/Graphite Group, Inc.*. . . . . . . . . .    1,050      13,650
Ultralife Batteries, Inc.* . . . . . . . . . . . . .    2,225      10,291
                                                               -----------
                                                                2,123,576
                                                               -----------

FOOD & BEVERAGES - 2.32%
Unilever plc - ADR (Note 7). . . . . . . . . . . . .   15,900     569,419
                                                               -----------

GLASS PRODUCTS - 2.93%
Corning, Inc.. . . . . . . . . . . . . . . . . . . .   12,400     709,900
Libbey, Inc. . . . . . . . . . . . . . . . . . . . .      300       9,019
                                                               -----------
                                                                  718,919
                                                               -----------

HEALTH SERVICES - 1.47%
MedPartners, Inc.* . . . . . . . . . . . . . . . . .   68,940     361,935
                                                               -----------

HOTELS & LODGING PLACES - 1.81%
CDL Hotels International Ltd. - ADR* (Note 7). . . .  107,700     444,683
                                                               -----------

INDUSTRIAL & COMMERCIAL MACHINERY - 0.34%
Comfort Systems USA, Inc.* . . . . . . . . . . . . .      975      15,356
Hussmann International, Inc. . . . . . . . . . . . .    1,800      28,575
Lam Research Corp.*. . . . . . . . . . . . . . . . .      750      23,625
NN Ball & Roller, Inc. . . . . . . . . . . . . . . .    2,375      16,031
                                                               -----------
                                                                   83,587
                                                               -----------

MANAGEMENT SERVICES - 0.03%
Boron, LePore & Associates, Inc.*. . . . . . . . . .      725       7,431
                                                               -----------


PAPER & ALLIED PRODUCTS - 10.91%
Aracruz Celulose S.A. - ADR (Note 7) . . . . . . . .   46,600     932,000
Asia Pulp & Paper Co. Ltd. - ADR* (Note 7) . . . . .   41,200     432,600
Fort James Corp. . . . . . . . . . . . . . . . . . .   13,200     501,600
Kimberly-Clark Corp. . . . . . . . . . . . . . . . .   12,275     752,611
Schweitzer-Mauduit International, Inc. . . . . . . .    1,075      17,805
Smurfit-Stone Container Corp.* . . . . . . . . . . .    1,905      44,529
                                                               -----------
                                                                2,681,145
                                                               -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Investment  Portfolio  -  April  30,  1999  (unaudited)





                                                                 VALUE
                                                        SHARES      (NOTE 2)
PRINTING & PUBLISHING - 2.25%
South China Morning Post (Holdings) Ltd - ADR (Note 7)  183,425  $  553,228
                                                                 -----------

REFUSE SYSTEMS - 0.06%
Newpark Resources, Inc.* . . . . . . . . . . . . . . .    1,625      14,930
                                                                 -----------

RESTAURANTS - 3.31%
McDonald's Corp. . . . . . . . . . . . . . . . . . . .   19,170     812,329
                                                                 -----------

RETAIL - SPECIALTY STORES - 0.04%
Hancock Fabrics, Inc.. . . . . . . . . . . . . . . . .    1,725      10,889
                                                                 -----------

SOFTWARE - 2.51%
Oracle Corp.*. . . . . . . . . . . . . . . . . . . . .   22,800     617,025
                                                                 -----------

TECHNICAL INSTRUMENTS & SUPPLIES - 6.89%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . .   11,140     831,323
Ecilpse Surgical Technologies, Inc.* . . . . . . . . .    1,340      11,976
Millipore Corp.. . . . . . . . . . . . . . . . . . . .   26,350     808,616
Orbital Sciences Corp.*. . . . . . . . . . . . . . . .    1,700      35,806
Sola International, Inc.*. . . . . . . . . . . . . . .      425       6,322
                                                                 -----------
                                                                  1,694,043
                                                                 -----------

TELECOMMUNICATION SERVICES - 3.18%
Microcell Telecommunications, Inc. -ADR* (Note 7). . .    3,375      26,156
Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR PFD (Note 7). . . . . . . . . . . . . . . . . .    8,275     754,577
Telecomunicacoes Brasileiras S.A. (Telebras)
   ADR (Note 7). . . .. . . .. . . .. . . .. . . .. . .   8,275         646
                                                                 -----------
                                                                    781,379
                                                                 -----------
TESTING LABORATORIES - 0.07%
Paradigm Geophysical Ltd.* . . . . . . . . . . . . . .    2,525      16,413
                                                                 -----------

TEXTILE MILL PRODUCTS - 0.13%
Albany International Corp. - Class A . . . . . . . . .    1,285      31,161
                                                                 -----------

TRANSPORTATION - 3.33%
   RAILROAD - 3.25%
   Canadian National Railway Co. - ADR (Note 7). . . .   12,275     774,859
   Guangshen Railway Co. Ltd.- ADR (Note 7). . . . . .    3,400      22,738
                                                                 -----------
                                                                    797,597
                                                                 -----------
   WATER - 0.08%
   Trico Marine Services, Inc.*. . . . . . . . . . . .    2,600      20,638
                                                                 -----------
                                                                    818,235
                                                                 -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Investment  Portfolio  -  April  30,  1999  (unaudited)






                                                 PRINCIPAL       VALUE
                                                 AMOUNT/SHARES       (NOTE 2)
TOTAL COMMON STOCK
   (Identified Cost $18,617,579)                                 $20,068,530
                                                                 ------------

U.S. TREASURY SECURITIES - 8.74%
U.S. Treasury Note, 5.375%, 6/30/2003 . . . . .  $      300,000      301,125
U.S. Treasury Note, 4.75%, 2/15/2004. . . . . .         700,000      686,000
U.S. Treasury Bond, 6.875%,  8/15/2025. . . . .         210,000      236,578
U.S. Treasury Bond, 6.50%, 11/15/2026 . . . . .         855,000      923,668
                                                                 ------------

TOTAL U.S. TREASURY SECURITIES
     (Identified Cost $2,150,833)                                  2,147,371
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.95%
Federal Mortgage Corp. Discount Note, 6/4/1999.       1,000,000      995,589
Dreyfus Treasury Cash Management Fund . . . . .         958,942      958,942
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $1,954,531)                                    1,954,531
                                                                 ------------

TOTAL INVESTMENTS - 98.36%
   (Identified Cost $22,722,943)                                  24,170,432
                                                                 ------------

OTHER ASSETS, LESS LIABILITIES - 1.64%                               401,441
                                                                 ------------

NET ASSETS - 100%                                                $24,571,873
                                                                 ============




*Non-income  producing  security

FEDERAL  TAX  INFORMATION:

At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $22,722,943 was as follows:





Unrealized appreciation . . .  $ 2,878,792

Unrealized depreciation . . .   (1,431,303)
                               ------------
UNREALIZED APPRECIATION - NET  $ 1,447,489
                               ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)






APRIL 30, 1999

ASSETS:

 Investments, at value (identified cost $22,722,943)(Note 2)  $24,170,432
 Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .      119,463
 Receivable for securities sold. . . . . . . . . . . . . . .      227,577
 Dividends receivable. . . . . . . . . . . . . . . . . . . .       51,797
 Interest receivable . . . . . . . . . . . . . . . . . . . .       40,909
                                                              ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   24,610,178
                                                              ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       24,121
Accrued Directors' fees (Note 3) . . . . . . . . . . . . . .        3,611
Transfer Agent fees payable (Note 3) . . . . . . . . . . . .          455
Audit fee payable. . . . . . . . . . . . . . . . . . . . . .        4,033
Other payables and accrued expenses. . . . . . . . . . . . .        6,085
                                                              ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       38,305
                                                              ------------

NET ASSETS FOR 1,702,527 SHARES OUTSTANDING. . . . . . . . .  $24,571,873
                                                              ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    17,025
Additional paid-in-capital . . . . . . . . . . . . . . . . .   22,090,445
Undistributed net investment loss. . . . . . . . . . . . . .      (50,213)
Accumulated net realized gain on investments . . . . . . . .    1,067,131
Net unrealized appreciation on investments . . . . . . . . .    1,447,485
                                                              ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $24,571,873
                                                              ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($24,571,873/1,702,527 shares). . . . . . . . . . . . . .  $     14.43
                                                              ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statement  of  Operations  (unaudited)





FOR THE SIX MONTHS ENDED APRIL 30, 1999

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $4,704). . . . .  $  145,377
Interest . . . . . . . . . . . . . . . . . . . . . . . .      81,885
                                                          -----------

Total Investment Income. . . . . . . . . . . . . . . . .     227,262
                                                          -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     103,695
Directors' fees (Note 3) . . . . . . . . . . . . . . . .       3,571
Transfer Agent fees (Note 3) . . . . . . . . . . . . . .       2,489
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .       5,516
Custodian fee. . . . . . . . . . . . . . . . . . . . . .       4,743
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       8,995
                                                          -----------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     129,009

Less Reduction of Expenses (Note 3). . . . . . . . . . .      (4,575)
                                                          -----------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     124,434
                                                          -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .     102,828
                                                          -----------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

Net realized gain on investments (identified cost basis)   1,095,598
and other assets
Net change in unrealized appreciation on
investments and other assets . . . . .   . . . . . . . .   3,921,681
                                                          -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   5,017,279
                                                          -----------

NET INCREASE  IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $5,120,107
                                                          ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Statements  of  Changes  in  Net  Assets





                                               For the Six
                                               Months Ended    For the
                                                     4/30/99   Year Ended
                                                  (unaudited)     10/31/98
                                               --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income . . . . . . . . . . . .  $     102,828   $   195,692
Net realized gain on investments. . . . . . .      1,095,598       983,037
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . .      3,921,681    (2,448,394)
                                               --------------  ------------

Net increase (decrease)  from operations. . .      5,120,107    (1,269,665)
                                               --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . .       (260,337)     (141,415)
From net realized gain on investments . . . .       (911,021)   (1,010,011)
                                               --------------  ------------

Total distributions to shareholders . . . . .     (1,171,358)   (1,151,426)
                                               --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share
   transactions (Note 5). . . . . . . . . . .      1,918,567    11,273,954
                                               --------------  ------------

Net increase in net assets. . . . . . . . . .      5,867,316     8,852,863

NET ASSETS:

Beginning of period . . . . . . . . . . . . .     18,704,557     9,851,694
                                               --------------  ------------

END OF PERIOD (including undistributed net
investment income of ($50,213) and $107,296,
respectively) . . . . . . . . . . . . . . . .  $  24,571,873   $18,704,557
                                               ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Financial  Highlights






                                            FOR THE SIX   FOR THE     FOR THE     FOR
                                            MONTHS ENDED  YEAR        YEAR        THEYEAR
                                                4/30/99   ENDED       ENDED       ENDED
                                             (UNAUDITED)   10/31/98    10/31/97    10/31/96
                                            ------------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout Each period):

NET ASSET VALUE - BEGINNING OF PERIOD. . .  $     12.10   $   14.24   $   11.38   $   10.00
                                            ------------  ----------  ----------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . .        0.067       0.134       0.101       0.155
   Net realized and unrealized
     gain (loss) on investments . .. . . .        3.005      (0.935)      2.919       1.356
                                            ------------  ----------  ----------  ----------

Total from investment operations . . . . .        3.072      (0.801)      3.020       1.511
                                            ------------  ----------  ----------  ----------

Less distributions to shareholders:
  From net investment income . . . . . . .       (0.165)     (0.123)     (0.082)     (0.131)
  From net realized gain on investments. .       (0.577)     (1.216)     (0.078)         --
                                            ------------  ----------  ----------  ----------

   Total distributions to shareholders . .       (0.742)     (1.339)     (0.160)     (0.131)
                                            ------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . .  $     14.43   $   12.10   $   14.24   $   11.38
                                            ============  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . .        26.78%     (5.99%)      26.77%      15.21%

Ratios (to average net assets)
 / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . .       1.20%2        1.20%       1.20%       1.20%
    Net investment income* . . . . . . . .       0.99%2        1.25%       0.94%       1.71%

Portfolio turnover . . . . . . . . . . . .           52%         60%        115%         95%

NET ASSETS - END OF PERIOD (000's omitted)  $    24,572   $  18,705   $   9,852   $   1,574
                                            ============  ==========  ==========  ==========


* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had
1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:





Net investment income . . . . .  $ 0.064  $0.121   $0.063   $0.037

Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.24%2    1.32%    1.55%    2.50%
   Net investment income. . . .   0.95%2    1.13%    0.59%    0.41%



1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
11

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Maximum Horizon Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 75 million have been designated as Maximum Horizon Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

Notes to Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS  (continued)

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

     FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

     MULTIPLE  CLASSES  OF  SHARES  OF  COMMON  STOCK
The Series is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets. The fee amounted to $103,695 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are

Notes  to  Financial  Statements  (unaudited)

"affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $4,575 for the six months ended April 30, 1999, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $2,489 for the six months ended April 30, 1999.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the six months ended April 30, 1999, purchases and sales of securities, other than United States Government securities and short-term securities, were $7,027,406 and $7,923,638, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $3,281,938 and $2,243,022, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions in shares of Maximum Horizon Series Class A Common Stock were:




                      For the Six Months                For the Year
                        Ended 4/30/99                  Ended 10/31/98
                     -------------------              ---------------
              Shares               Amount       Shares      Amount
              -------------------  -----------  ----------  ---------------
Sold . . . .             293,586    3,727,521   1,001,792       13,203,479
Reinvested .              99,521    1,171,358      90,611        1,148,470
Repurchased.            (237,004)  (2,980,312)   (237,720)      (3,077,995)
              -------------------  -----------  ----------  ---------------
Net increase             156,103    1,918,567     854,683       11,273,954
              ===================  ===========  ==========  ===============



The Advisor owned 15,078 shares on April 30, 1999 and 14,184 shares on October 31, 1998.

Notes  to  Financial  Statements  (unaudited)

6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

EXETER  FUND,  INC.

TAX  MANAGED  SERIES
SEMI-ANNUAL  REPORT
APRIL  30,  1999

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

DEAR  SHAREHOLDERS:

In the past six months, we have seen a broad-based recovery in the world's stock markets. A significant influence on the resurgence has been an improvement in the state of affairs in Latin America and the Pacific Rim. Overseas markets have strengthened, fueled largely by increased confidence from foreign investors.

Here in the U.S., there is still a wide performance gap between the majority of stocks and the handful of large companies driving the Dow Jones Industrial Average and S&P 500 Index to new highs. For example, year-to-date through April 30th, 46% of stocks listed on the New York Stock Exchange have actually declined. Although the momentum-driven rally in pricey large company stocks and a handful of Internet-based stocks continued over the last six months, we have continued to look elsewhere for buying opportunities.

One area that has contributed to our performance has been foreign stocks, which have become an increasing focus for us. An extended period of low performance in overseas markets provided the opportunity to purchase some undervalued foreign companies. Investor attitudes are now becoming more favorable toward the foreign markets, and these stocks have begun to rebound from their low valuations. We feel they will continue to recover as the low prices they reached give them plenty of room to improve before they reach normal valuation levels.

In recent months, oil prices have had an effect on the market, as oil prices have bounced back from lows of $10 a barrel to around $17 a barrel. Because of the tax sensitivity of this Series, our ability to participate in cyclical sectors of the market is limited, as they result in higher stock turnover. However, we have managed to benefit from a couple of select oil stocks which we felt warranted longer-term holding periods.

Recognizing that the market is overvalued and the bull market is aging, we have continued with our current focus on stocks with lower valuations, which we believe has positioned the portfolio well for the future.

Besides being able to make some stock purchases at prices considered attractive by our investment disciplines, we have worked to minimize taxable distributions by the Series. We sold some of the Series' holdings in order to generate losses to offset the gains in the portfolio, thus minimizing the tax impact to the holders of the Series. We will continue to utilize these management techniques in the future to ease the tax burden of the shareholders.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,
Exeter  Asset  Management

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow

Portfolio  Composition  -  As  of  4/30/99:





Chemical & Allied Products . . . .  15%
Crude Petroleum & Natural Gas. . .   9%
Electronics & Electrical Equipment   8%
Glass Products . . . . . . . . . .   5%
Paper & Allied Products. . . . . .   7%
Restaurants. . . . . . . . . . . .   5%
Software . . . . . . . . . . . . .   6%
Technical Instruments & Supplies .   6%
Telecommunication Services . . . .   5%
Transportation . . . . . . . . . .   6%
Miscellaneous* . . . . . . . . . .  28%

*Miscellaneous
Air Transportation
Apparel
Business Services
Computer Equipment
Dolls & Stuffed Toys
Federal Credit Agencies
Food & Beverages
Health Services
Cash, short-term investments,
and liabilities, less other assets

Performance  Update  as  of  April  30,  1999  (unaudited)

Exeter  Fund,  Inc.  -  Tax  Managed  Series



                                Total Return
            Growth of $10,000
Through                                        Average
04/30/99        Investment       Cumulative     Annual
One Year .  $           10,445          4.45%     4.45%
Inception1  $           17,994         79.94%    18.28%



The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed
Series  from  its  inception  (11/1/95)  to  present
(4/30/99)  as  compared  to  the  Standard  &
Poor's  (S&P)  500  Total  Return  Index  and  Value  Line  Index.2

Standard  &  Poor's  500  Total  Return



                                Total Return
Through     Growth of $10,000                  Average
04/30/99        Investment       Cumulative     Annual
One Year .  $           12,183         21.83%    21.83%
Inception1  $           24,458        144.58%    29.15%



Value  Line  Index



                                Total Return
            Growth of $10,000
Through                                        Average
04/30/99        Investment       Cumulative     Annual
One Year .  $            8,892        -11.08%   -11.08%
Inception1  $           13,968         39.68%    10.02%




[graphic]
<line  chart>
Data  for  line  chart  to  follow




          Exeter Fund, Inc.   Standard & Poors 500
          Tax Managed Series   Total Return Index   Value Line Index
11/01/95              10,000                10,000            10,000
10/31/96              11,630                12,408            11,198
10/31/97              15,200                16,392            13,998
10/31/98              14,855                19,996            12,805
04/30/99              17,994                24,458            13,968



1The Series and Index performance are calculated from November 1,1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2The  Standard  &  Poor's  (S&P)  500  Total  Return  Index  is  an  unmanaged capitalization-weighted  measure  of  500  widely  held  common  stocks listed  on  the  New  York  Stock  Exchange,  American  Stock  Exchange,
and  the  Over-the-Counter  Market.   The  Index  returns  assume
reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. The Value Line Index is an unmanaged index that consist of approximately 1,700 securities that are traded on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns Are based on geometric average of relative price changes of the component stocks, and unlike Series returns, do not reflect any income, fees or expenses.

Investment  Portfolio  -  April  30,  1999  (unaudited)






                                                              VALUE
                                                      SHARES   (NOTE 2)
COMMON STOCK - 97.38%

AIR TRANSPORTATION - 2.21%
FDX Corp.* . . . . . . . . . . . . . . . . . . . . .     200  $ 22,512
                                                              ---------

APPAREL - 3.01%
Liz Claiborne, Inc.. . . . . . . . . . . . . . . . .     925    30,583
                                                              ---------

BUSINESS SERVICES - 3.62%
National Data Corp.. . . . . . . . . . . . . . . . .     798    36,808
                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 14.96%
  BIOLOGICAL PRODUCTS - 3.67%
  Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .   1,150    37,375
                                                              ---------

  PHARMACEUTICAL PREPARATIONS - 11.29%
  American Home Products Corp. . . . . . . . . . . .     400    24,400
  Johnson & Johnson. . . . . . . . . . . . . . . . .     175    17,062
  Mylan Laboratories, Inc. . . . . . . . . . . . . .   1,100    24,956
  Pharmacia & Upjohn, Inc. . . . . . . . . . . . . .     375    21,000
  Teva Pharmaceutical Industries Ltd. - ADR (Note 7)     600    27,450
                                                              ---------
                                                               114,868
                                                              ---------
                                                               152,243
                                                              ---------

COMPUTER EQUIPMENT - 1.97%
Bell & Howell Co.* . . . . . . . . . . . . . . . . .     600    20,062
                                                              ---------

CRUDE PETROLEUM & NATURAL GAS - 9.24%
Gulf Canada Resources Ltd. - ADR* (Note 7) . . . . .  11,000    44,000
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7). . . . . . . . . . . . . . . . . . .   3,100    50,079
                                                              ---------
                                                                94,079
                                                              ---------

DOLLS & STUFFED TOYS - 3.94%
Mattel, Inc. . . . . . . . . . . . . . . . . . . . .   1,550    40,106
                                                              ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 7.61%
Koninklijke Philips Electronics NV-ADR (Note 7). . .     250    21,344
Motorola, Inc. . . . . . . . . . . . . . . . . . . .     700    56,088
                                                              ---------
                                                                77,432
                                                              ---------

FEDERAL CREDIT AGENCIES - 2.44%
Fannie Mae . . . . . . . . . . . . . . . . . . . . .     350    24,828
                                                              ---------

FOOD & BEVERAGES - 3.52%
Unilever plc - ADR (Note 7). . . . . . . . . . . . .   1,000    35,813
                                                              ---------

GLASS PRODUCTS - 5.48%
Corning, Inc.. . . . . . . . . . . . . . . . . . . .     975    55,819
                                                              ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  April  30,  1999  (unaudited)






                                                              VALUE
                                                      SHARES     (NOTE 2)
HEALTH SERVICES - 3.35%
MedPartners, Inc.* . . . . . . . . . . . . . . . . .   6,500  $   34,125
                                                              -----------

PAPER & ALLIED PRODUCTS - 7.43%
Fort James Corp. . . . . . . . . . . . . . . . . . .     740      28,120
Kimberly-Clark Corp. . . . . . . . . . . . . . . . .     775      47,517
                                                              -----------
                                                                  75,637
                                                              -----------

SOFTWARE - 5.58%
Oracle Corp.*. . . . . . . . . . . . . . . . . . . .   2,100      56,831
                                                              -----------

RESTAURANTS - 5.41%
McDonald's Corp. . . . . . . . . . . . . . . . . . .   1,300      55,088
                                                              -----------

TECHNICAL INSTRUMENTS & SUPPLIES - 6.16%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . .     450      33,581
Millipore Corp.. . . . . . . . . . . . . . . . . . .     950      29,153
                                                              -----------
                                                                  62,734
                                                              -----------
TELECOMMUNICATION SERVICES - 5.38%
    Telecomunicacoes Brasileiras S.A. (Telebras) -
        ADR PFD (Note 7) . . . . . . . . . . . . . .     600      54,713
    Telecomunicacoes Brasileiras S.A., (Telebras)
    ADR (Note 7) . . . . .  . . . . .  . . . . .  .      600          47
                                                              -----------
                                                                  54,760
                                                              -----------

TRANSPORTATION - 6.07%
Canadian National Railway Co. - ADR (Note 7) . . . .     625      39,453
The Boeing Co. . . . . . . . . . . . . . . . . . . .     550      22,344
                                                              -----------
                                                                  61,797
                                                              -----------

TOTAL COMMON STOCK
   (Identified Cost  $770,025)                                   991,257
                                                              -----------

SHORT-TERM INVESTMENTS - 3.01%
   Dreyfus Treasury Cash Management Fund
   (Identified Cost  $30,641). . . . . . . . . . . .  30,641      30,641
                                                              -----------


TOTAL INVESTMENTS - 100.39%
(Identified Cost  $800,666)                                    1,021,898

LIABILITIES, LESS OTHER ASSETS - (0.39)%                           3,937
                                                              -----------

NET ASSETS - 100%                                             $1,017,961
                                                              ===========


*Non-income  producing  security

The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Investment  Portfolio  -  April  30,  1999  (unaudited)

Federal  Tax  Information:

At April 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $800,666 was as follows:




Unrealized appreciation . . .  $226,158

Unrealized depreciation . . .    (4,926)
                               ---------
UNREALIZED APPRECIATION - NET  $221,232
                               =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statement  of  Assets  and  Liabilities  (unaudited)






April 30, 1999

ASSETS:

Investments, at value (identified cost $800,666)(Note 2)  $1,021,898
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .         645
Dividends receivable . . . . . . . . . . . . . . . . . .       2,412
Receivable from investment advisor (Note 3). . . . . . .       6,552
                                                          -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . .   1,031,507
                                                          -----------


LIABILITIES:

Accrued Directors' fees (Note 3) . . . . . . . . . . . .       3,609
Transfer Agent fees payable (Note 3) . . . . . . . . . .         102
Audit fee payable. . . . . . . . . . . . . . . . . . . .       4,070
Other payables and accrued expenses. . . . . . . . . . .       5,765
                                                          -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . .      13,546
                                                          -----------

NET ASSETS FOR 58,869 SHARES OUTSTANDING . . . . . . . .  $1,017,961
                                                          ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . .  $      588
Additional paid-in-capital . . . . . . . . . . . . . . .     808,849
Undistributed net investment loss. . . . . . . . . . . .        (429)
Accumulated net realized loss on investments . . . . . .     (12,279)
Net unrealized appreciation on investments . . . . . . .     221,232
                                                          -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . .  $1,017,961
                                                          -----------

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($1,017,961/58,869 shares). . . . . . . . . . . . . .  $    17.29
                                                          ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Statement  of  Operations  (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1999

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $121). . . . . .  $  5,626
Interest . . . . . . . . . . . . . . . . . . . . . . . .     1,048
                                                          ---------

Total Investment Income. . . . . . . . . . . . . . . . .     6,674
                                                          ---------


EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     4,237
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     3,571
Transfer Agent fees (Note 3) . . . . . . . . . . . . . .       102
Audit fee. . . . . . . . . . . . . . . . . . . . . . . .     4,734
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     3,235
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .    15,879

Less Reduction of Expenses (Note 3). . . . . . . . . . .   (10,789)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     5,090
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .     1,584
                                                          ---------


REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS:

Net realized loss on investments (identified cost basis)    (8,097)
Net change in unrealized appreciation on investments . .   168,759
                                                          ---------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   160,662
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $162,246
                                                          =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statements  of  Changes  in  Net  Assets







                                                        For the
                                                        Six Months           For the
                                                        Ended                Year
                                                        4/30/99              Ended
                                                        (unaudited)          10/31/98
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $           1,584   $   5,151
Net realized loss on investments . . . . . . . . . . .             (8,097)       (878)
Net change in unrealized appreciation on investments .            168,759     (37,135)
                                                        ------------------  ----------

Net increase (decrease) from operations. . . . . . . .            162,246     (32,862)
                                                        ------------------  ----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .             (7,164)         --
From net realized gain on investments. . . . . . . . .             (3,302)    (14,205)
                                                        ------------------  ----------

Total distributions to shareholders. . . . . . . . . .            (10,466)    (14,205)
                                                        ------------------  ----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).             94,435     294,616
                                                        ------------------  ----------

Net increase in net assets . . . . . . . . . . . . . .            246,215     247,549

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .            771,746     524,197
                                                        ------------------  ----------

END OF PERIOD (including undistributed net investment
   Income of ($429) and $5,151, respectively). . . . .  $       1,017,961   $ 771,746
                                                        ==================  ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Financial  Highlights






                                                      For the
                                                      Six Months       For the       For the       For the Year
                                                      Ended 4/30/99    Year Ended    Year Ended    Ended
                                                          (unaudited)     10/31/98      10/31/97        10/31/96
                                                      ---------------  ------------  ------------  --------------
Per share data (for a share outstanding throughout
Each period):

NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $        14.46   $     15.20   $     11.63   $       10.00
                                                      ---------------  ------------  ------------  --------------

Income from investment operations:
   Net investment income (loss)* . . . . . . . . . .           0.029         0.097        (0.008)         (0.020)
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .           2.995        (0.440)        3.578           1.650
                                                      ---------------  ------------  ------------  --------------

Total from investment operations . . . . . . . . . .           3.024        (0.343)        3.570           1.630
                                                      ---------------  ------------  ------------  --------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .          (0.133)           --            --              --
   From net realized gain on investments . . . . . .          (0.061)       (0.397)           --              --
                                                      ---------------  ------------  ------------  --------------

Total distributions to shareholders. . . . . . . . .          (0.194)       (0.397)
                                                      ---------------  ------------  ------------  --------------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $        17.29   $     14.46   $     15.20   $       11.63
                                                      ===============  ============  ============  ==============

Total return 1 . . . . . . . . . . . . . . . . . . .           21.13%       (2.27%)        30.70%          16.30%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .          1.20%2          1.20%         1.20%           1.20%
    Net investment income (loss)*. . . . . . . . . .          0.37%2          0.73%       (0.09%)         (0.21%)

Portfolio turnover . . . . . . . . . . . . . . . . .              61%           65%          103%             78%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $        1,018   $       772   $       524   $         224
                                                      ===============  ============  ============  ==============




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment loss per share and the ratios would have been as follows





Net investment income (loss) . .   ($0.170)  ($0.431)  ($0.620)  ($0.144)

Ratios (to average net assets):
   Expenses. . . . . . . . . . .    3.75%2      5.17%     8.08%     2.50%
   Net investment loss . . . . .  (2.18%)2    (3.24%)   (6.97%)   (1.51%)



1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized

The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The total authorized capital stock of the Fund consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1999, 950 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.
11

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

MULTIPLE  CLASSES  OF  SHARES  OF  COMMON  STOCK
The Series is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Series pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets. The fee amounted to $4,237 for the six months ended April 30, 1999.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.2% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $6,552 for the six months ended April 30, 1999, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.
12

Notes  to  Financial  Statements  (unaudited)
3.     TRANSACTIONS  WITH  AFFILIATES  (continued)

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $102 for the six months ended April 30, 1999.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The compensation of the non-affiliated Directors totaled $3,571 for the six months ended April 30, 1999.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the six months ended April 30, 1999, purchases and sales of securities, other than United States Government securities and short-term securities, were $582,786 and $497,246, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions  in  shares  of  Tax Managed Series Class A Common Stock were:




              For the Six Months                    For the Year
                 Ended 4/30/99                     Ended 10/31/98
              -------------------                  ---------------
                    Shares           Amount        Shares         Amount
              -------------------  ----------  ---------------  ----------
Sold . . . .              18,673   $ 298,983           33,205   $ 509,255
Reinvested .                 703      10,466              962      13,996
Repurchased.             (13,871)   (215,014)         (15,294)   (228,635)
              -------------------  ----------  ---------------  ----------
Net increase               5,505   $  94,435           18,873   $ 294,616
              ===================  ==========  ===============  ==========



6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 1999.

7.     FOREIGN  SECURITIES
     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

13
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